Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
January 31, 2022
ZEI-NPRT1-0422
1.9881633.104
Common Stocks - 96.6%
	Shares	Value ($)
Australia - 4.2%
AGL Energy Ltd.	365	1,843
Ampol Ltd.	12,368	261,992
APA Group unit	60,189	408,193
Aristocrat Leisure Ltd.	30,135	873,546
ASX Ltd.	9,689	574,641
Aurizon Holdings Ltd.	93,289	233,396
AusNet Services	96,201	177,019
Australia & New Zealand Banking Group Ltd.	143,550	2,712,930
BHP Group Ltd. (a)	149,059	4,780,407
BHP Group Ltd.	106,682	3,390,968
BlueScope Steel Ltd.	25,513	334,395
Brambles Ltd.	72,062	495,069
Cochlear Ltd.	3,260	447,054
Coles Group Ltd.	69,141	794,341
Commonwealth Bank of Australia	89,767	5,986,541
Computershare Ltd.	26,758	370,909
Crown Ltd. (b)	19,524	168,221
CSL Ltd.	24,289	4,499,360
Dexus unit	52,736	383,914
Dominos Pizza Enterprises Ltd.	3,062	225,863
Endeavour Group Ltd.	69,304	309,554
Evolution Mining Ltd.	93,753	235,548
Fortescue Metals Group Ltd.	85,684	1,203,184
Goodman Group unit	84,787	1,399,980
IDP Education Ltd.	9,684	202,419
Insurance Australia Group Ltd.	125,565	378,751
Lendlease Group unit	36,103	255,484
Macquarie Group Ltd.	17,749	2,319,999
Magellan Financial Group Ltd.	6,431	85,570
Medibank Private Ltd.	140,222	307,265
Mirvac Group unit	194,498	360,437
National Australia Bank Ltd.	166,388	3,210,533
Newcrest Mining Ltd.	41,331	641,100
Northern Star Resources Ltd.	55,444	330,442
Orica Ltd.	21,397	211,992
Origin Energy Ltd.	87,581	350,455
Qantas Airways Ltd. (b)	42,736	146,270
QBE Insurance Group Ltd.	73,329	582,206
Ramsay Health Care Ltd.	9,138	407,701
REA Group Ltd.	2,498	258,785
Reece Ltd.	14,392	222,189
Rio Tinto Ltd.	18,732	1,489,301
Santos Ltd.	163,981	835,276
Scentre Group unit	269,705	559,947
SEEK Ltd.	16,763	347,383
Sonic Healthcare Ltd.	23,285	627,072
South32 Ltd.	237,156	652,487
Stockland Corp. Ltd. unit	118,874	342,646
Suncorp Group Ltd.	66,108	519,206
Sydney Airport unit (b)	65,328	401,514
Tabcorp Holdings Ltd.	111,107	390,384
Telstra Corp. Ltd.	207,917	577,993
The GPT Group unit	99,641	353,093
Transurban Group unit	155,464	1,373,404
Treasury Wine Estates Ltd.	38,995	293,096
Vicinity Centres unit	201,282	233,348
Washington H. Soul Pattinson & Co. Ltd.	11,264	218,678
Wesfarmers Ltd.	57,623	2,150,060
Westpac Banking Corp.	185,609	2,677,026
WiseTech Global Ltd.	6,963	226,781
Woodside Petroleum Ltd.	48,101	859,517
Woolworths Group Ltd.	64,827	1,581,420
TOTAL AUSTRALIA		57,250,098
Austria - 0.2%
Erste Group Bank AG	17,222	804,966
OMV AG	7,636	467,357
Raiffeisen International Bank-Holding AG	8,143	228,877
Verbund AG	3,450	365,390
Voestalpine AG	6,463	214,863
TOTAL AUSTRIA		2,081,453
Bailiwick of Jersey - 0.6%
Experian PLC	47,151	1,969,398
Ferguson PLC	11,211	1,763,385
Glencore Xstrata PLC	504,334	2,627,387
Polymetal International PLC	17,986	256,571
United Co. RUSAL International PJSC (b)	141,950	132,476
WPP PLC	60,528	949,111
TOTAL BAILIWICK OF JERSEY		7,698,328
Belgium - 0.5%
Ageas	8,528	410,491
Anheuser-Busch InBev SA NV	38,716	2,440,700
Colruyt NV	3,122	126,815
Elia System Operator SA/NV	1,601	216,047
Galapagos NV (b)	27	1,819
Groupe Bruxelles Lambert SA	5,591	599,930
KBC Groep NV	12,738	1,107,816
Proximus	7,595	155,094
Sofina SA	774	308,167
Solvay SA Class A	3,904	470,390
UCB SA	6,337	630,565
Umicore SA	9,742	368,790
TOTAL BELGIUM		6,836,624
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (b)	188,000	141,705
Alibaba Pictures Group Ltd. (b)	560,000	63,416
Beijing Enterprises Water Group Ltd.	208,000	81,128
China Gas Holdings Ltd.	160,800	273,196
China Resource Gas Group Ltd.	52,000	260,481
China Youzan Ltd. (b)	680,000	26,392
CK Infrastructure Holdings Ltd.	36,500	224,927
Cosco Shipping Ports Ltd.	83,757	66,721
Credicorp Ltd. (United States)	3,481	498,549
GOME Electrical Appliances Holdings Ltd. (b)	546,000	37,399
HengTen Networks Group Ltd. (b)	128,000	39,514
Hongkong Land Holdings Ltd.	58,209	315,255
Hopson Development Holdings Ltd.	33,600	70,011
Huabao International Holdings Ltd.	43,000	26,531
Jardine Matheson Holdings Ltd.	10,735	634,041
Kunlun Energy Co. Ltd.	180,000	186,669
Nine Dragons Paper (Holdings) Ltd.	74,000	73,916
Shanghai Industrial Urban Development Group Ltd.	2,400	232
Shenzhen International Holdings Ltd.	53,437	54,224
TOTAL BERMUDA		3,074,307
Brazil - 1.0%
Ambev SA	249,000	701,970
Americanas SA	31,174	186,160
Atacadao SA	23,000	72,204
B3 SA - Brasil Bolsa Balcao	311,800	858,461
Banco Bradesco SA	77,971	276,050
Banco do Brasil SA	44,400	273,084
Banco Inter SA unit	15,850	77,547
Banco Santander SA (Brasil) unit	19,200	118,850
BB Seguridade Participacoes SA	32,200	140,319
BRF SA (b)	29,800	125,315
BTG Pactual Participations Ltd. unit	55,100	250,799
CCR SA	54,900	134,404
Centrais Eletricas Brasileiras SA (Electrobras)	16,200	107,662
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,200	106,942
Companhia Siderurgica Nacional SA (CSN)	31,900	153,430
Cosan SA	46,608	208,635
Energisa SA unit	8,000	65,761
ENGIE Brasil Energia SA	9,450	72,431
Equatorial Energia SA	41,200	178,142
Hapvida Participacoes e Investimentos SA (c)	51,600	123,021
Hypermarcas SA	18,200	106,627
JBS SA	43,800	289,437
Klabin SA unit	32,800	153,681
Localiza Rent A Car SA	30,830	340,227
Lojas Renner SA	53,673	284,229
Magazine Luiza SA	138,832	183,014
Natura & Co. Holding SA (b)	50,093	214,141
Notre Dame Intermedica Participacoes SA	30,470	408,554
Petroleo Brasileiro SA - Petrobras (ON)	202,844	1,347,302
Raia Drogasil SA	55,700	242,936
Rede D'Oregon Sao Luiz SA (c)	18,200	151,904
Rumo SA (b)	59,700	175,611
Suzano Papel e Celulose SA	37,222	414,972
Telefonica Brasil SA	29,200	273,188
TIM SA	39,100	97,711
Totvs SA	27,000	147,811
Ultrapar Participacoes SA	32,100	91,341
Vale SA	208,826	3,180,309
Via S/A (b)	56,500	50,221
Vibra Energia SA	83,478	360,002
Weg SA	90,660	549,072
TOTAL BRAZIL		13,293,477
British Virgin Islands - 0.0%
VK Co. Ltd. unit (b)	6,898	54,278
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	12,053	575,650
Air Canada (b)	7,965	143,240
Algonquin Power & Utilities Corp.	33,331	475,914
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	41,748	1,683,845
AltaGas Ltd.	14,279	293,297
Ballard Power Systems, Inc. (b)	11,026	115,018
Bank of Montreal	32,641	3,694,597
Bank of Nova Scotia	61,356	4,419,428
Barrick Gold Corp. (Canada)	90,331	1,728,949
Bausch Health Cos., Inc. (Canada) (b)	15,740	386,953
BCE, Inc.	3,767	196,774
BlackBerry Ltd. (a)(b)	25,311	208,278
Brookfield Asset Management, Inc. (Canada) Class A	71,769	3,952,193
Brookfield Renewable Corp.	6,927	236,994
CAE, Inc. (b)	16,730	422,478
Cameco Corp.	20,464	397,802
Canadian Apartment Properties (REIT) unit	4,598	202,237
Canadian Imperial Bank of Commerce	22,705	2,851,097
Canadian National Railway Co.	35,783	4,361,295
Canadian Natural Resources Ltd.	59,890	3,046,444
Canadian Pacific Railway Ltd.	47,061	3,366,815
Canadian Tire Ltd. Class A (non-vtg.)	2,978	429,967
Canadian Utilities Ltd. Class A (non-vtg.)	5,750	167,051
CCL Industries, Inc. Class B	7,330	383,237
Cenovus Energy, Inc. (Canada)	66,827	972,058
CGI, Inc. Class A (sub. vtg.) (b)	11,149	951,895
Constellation Software, Inc.	1,001	1,724,060
Dollarama, Inc.	14,507	748,546
Emera, Inc.	13,483	638,855
Empire Co. Ltd. Class A (non-vtg.)	9,543	294,439
Enbridge, Inc.	102,115	4,317,083
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,249	603,104
First Quantum Minerals Ltd.	29,871	735,760
FirstService Corp.	1,995	318,111
Fortis, Inc.	23,954	1,137,822
Franco-Nevada Corp.	9,589	1,267,847
George Weston Ltd.	3,906	425,953
GFL Environmental, Inc.	8,316	273,198
Gildan Activewear, Inc.	9,966	396,711
Great-West Lifeco, Inc.	13,873	433,385
Hydro One Ltd. (c)	16,155	417,362
iA Financial Corp, Inc.	5,506	358,259
IGM Financial, Inc.	3,879	136,283
Imperial Oil Ltd.	13,227	541,192
Intact Financial Corp.	8,955	1,213,326
Ivanhoe Mines Ltd. (b)	32,958	282,353
Keyera Corp. (a)	12,517	294,523
Kinross Gold Corp.	66,673	360,338
Kirkland Lake Gold Ltd.	13,649	514,113
Lightspeed Commerce, Inc. (Canada) (b)	5,034	163,398
Loblaw Companies Ltd.	8,914	687,721
Lundin Mining Corp.	33,878	282,239
Magna International, Inc. Class A (sub. vtg.)	14,659	1,181,000
Manulife Financial Corp.	98,836	2,058,128
Metro, Inc.	13,033	697,096
National Bank of Canada	17,203	1,376,348
Northland Power, Inc.	11,676	338,114
Nutrien Ltd.	29,053	2,029,127
Nuvei Corp. (b)(c)	2,968	180,884
Onex Corp. (sub. vtg.)	4,089	293,723
Open Text Corp.	15,579	745,645
Pan American Silver Corp.	11,901	257,895
Parkland Corp.	8,125	216,045
Pembina Pipeline Corp.	28,076	891,435
Power Corp. of Canada (sub. vtg.)	28,462	914,886
Quebecor, Inc. Class B (sub. vtg.)	7,638	180,622
Restaurant Brands International, Inc.	11,662	652,298
Restaurant Brands International, Inc.	3,193	178,712
RioCan (REIT)	8,049	140,129
Ritchie Bros. Auctioneers, Inc.	5,856	356,939
Rogers Communications, Inc. Class B (non-vtg.)	18,137	919,870
Royal Bank of Canada	71,682	8,172,814
Saputo, Inc.	12,962	290,514
Shaw Communications, Inc. Class B	21,858	651,536
Shopify, Inc. Class A (b)	5,742	5,542,341
Sun Life Financial, Inc.	29,420	1,666,165
Suncor Energy, Inc.	75,316	2,151,970
TC Energy Corp.	49,460	2,554,029
Teck Resources Ltd. Class B (sub. vtg.)	24,120	744,956
TELUS Corp.	23,546	554,034
TFI International, Inc. (Canada)	4,293	413,207
The Toronto-Dominion Bank	92,107	7,377,110
Thomson Reuters Corp.	9,021	968,419
TMX Group Ltd.	3,042	309,453
Toromont Industries Ltd.	4,230	357,028
Tourmaline Oil Corp.	15,342	546,985
West Fraser Timber Co. Ltd.	4,799	444,204
Wheaton Precious Metals Corp.	22,701	915,255
WSP Global, Inc.	6,023	803,130
TOTAL CANADA		102,301,533
Cayman Islands - 5.9%
3SBio, Inc. (b)(c)	60,000	47,508
51job, Inc. sponsored ADR (b)	1,411	71,114
AAC Technology Holdings, Inc.	33,500	101,719
Abu Dhabi Islamic Bank	68,423	129,281
Agile Property Holdings Ltd.	56,000	29,685
Agora, Inc. ADR (b)	2,410	27,546
Airtac International Group	7,278	255,726
Akeso, Inc. (b)(c)	13,000	35,312
Alibaba Group Holding Ltd. (b)	768,244	12,041,122
Anta Sports Products Ltd.	54,600	819,834
Autohome, Inc. ADR Class A	4,603	153,372
Baidu, Inc. sponsored ADR (b)	14,212	2,270,225
BeiGene Ltd. ADR (b)	2,444	592,866
Bilibili, Inc. ADR (a)(b)	8,257	291,390
Bosideng International Holdings Ltd.	150,000	73,115
Budweiser Brewing Co. APAC Ltd. (c)	89,500	236,417
Burning Rock Biotech Ltd. ADR (b)	43	387
Chailease Holding Co. Ltd.	66,480	610,260
China Aoyuan Group Ltd.	2,000	401
China Conch Venture Holdings Ltd.	84,000	399,309
China East Education Holdings Ltd. (c)	1,000	516
China Education Group Holdings Ltd.	37,000	32,385
China Evergrande Group (a)	268,000	57,271
China Feihe Ltd. (c)	186,000	257,938
China Hongqiao Group Ltd.	106,000	119,772
China Liansu Group Holdings Ltd.	51,000	88,664
China Literature Ltd. (b)(c)	19,200	116,282
China Medical System Holdings Ltd.	64,000	107,170
China Meidong Auto Holding Ltd.	26,000	122,071
China Mengniu Dairy Co. Ltd.	157,000	927,968
China Overseas Property Holdings Ltd.	60,000	69,680
China Resources Cement Holdings Ltd.	116,000	99,961
China Resources Land Ltd.	160,000	773,379
China Resources Mixc Lifestyle Services Ltd. (c)	26,600	156,347
China State Construction International Holdings Ltd.	96,000	113,642
China Yuhua Education Corp. Ltd. (c)	84,000	18,278
ChinaSoft International Ltd.	120,000	120,081
Chindata Group Holdings Ltd. ADR (b)	5,236	26,808
Chow Tai Fook Jewellery Group Ltd.	111,600	196,078
CIFI Ever Sunshine Services Group Ltd.	36,000	64,966
CIFI Holdings Group Co. Ltd.	163,655	106,915
CK Asset Holdings Ltd.	99,745	665,838
CK Hutchison Holdings Ltd.	135,500	963,042
Country Garden Holdings Co. Ltd.	377,784	310,295
Country Garden Services Holdings Co. Ltd.	89,000	525,742
Dali Foods Group Co. Ltd. (c)	99,000	57,219
Daqo New Energy Corp. ADR (b)	2,683	107,642
Dongyue Group Co. Ltd.	68,000	83,226
ENN Energy Holdings Ltd.	40,900	651,139
ESR Cayman Ltd. (b)(c)	100,800	341,783
Futu Holdings Ltd. ADR (b)	2,303	99,605
Gaotu Techedu, Inc. ADR (b)	125	234
GDS Holdings Ltd. ADR (a)(b)	4,123	180,917
Geely Automobile Holdings Ltd.	298,000	645,098
Genscript Biotech Corp. (b)	60,000	191,125
Greentown China Holdings Ltd.	39,500	65,217
Greentown Service Group Co. Ltd.	68,000	74,859
Haidilao International Holding Ltd. (c)	50,000	108,369
Haitian International Holdings Ltd.	30,000	78,050
Hansoh Pharmaceutical Group Co. Ltd. (c)	54,000	111,316
Hello Group, Inc. ADR	12,103	117,762
Hengan International Group Co. Ltd.	35,500	173,535
Huazhu Group Ltd. ADR (b)	9,221	364,414
Hutchison China Meditech Ltd. sponsored ADR (b)	4,019	109,478
Hygeia Healthcare Holdings Co. (c)	15,600	70,724
I-Mab ADR (b)	1,781	44,970
Innovent Biologics, Inc. (b)(c)	61,500	260,441
iQIYI, Inc. ADR (b)	11,276	46,006
JD Health International, Inc. (b)(c)	15,950	128,831
JD.com, Inc. Class A (b)	102,873	3,899,032
Jiayuan International Group Ltd.	11	4
Jinxin Fertility Group Ltd. (b)(c)	57,000	57,096
Jiumaojiu International Holdings Ltd. (c)	34,000	73,426
JOYY, Inc. ADR	3,156	159,567
Kaisa Group Holdings Ltd.	4,285	485
Kanzhun Ltd. ADR (a)	3,450	104,501
KE Holdings, Inc. ADR (b)	17,914	390,346
Kingboard Chemical Holdings Ltd.	37,500	181,040
Kingboard Laminates Holdings Ltd.	43,000	73,747
Kingdee International Software Group Co. Ltd. (b)	136,000	311,623
Kingsoft Cloud Holdings Ltd. ADR (b)	2,592	21,902
Kingsoft Corp. Ltd.	47,000	211,212
Kuaishou Technology Class B (c)	24,200	276,624
KWG Group Holdings Ltd.	61,000	33,354
Lee & Man Paper Manufacturing Ltd.	61,000	41,777
Legend Biotech Corp. ADR (b)	5	213
Li Ning Co. Ltd.	112,500	1,097,775
Logan Property Holdings Co. Ltd.	65,000	40,465
Longfor Properties Co. Ltd. (c)	96,500	578,887
Lufax Holding Ltd. ADR (b)	100	497
Meituan Class B (b)(c)	206,800	6,169,742
Melco Crown Entertainment Ltd. sponsored ADR (b)	9,772	103,192
Microport Scientific Corp.	29,600	85,315
Ming Yuan Cloud Group Holdings Ltd.	28,000	57,733
Minth Group Ltd.	40,000	184,979
NetEase, Inc.	102,290	2,135,763
New Oriental Education & Technology Group, Inc. sponsored ADR	71,535	102,295
NIO, Inc. sponsored ADR (b)	69,601	1,705,921
Noah Holdings Ltd. sponsored ADR (b)	1,596	50,098
OneConnect Financial Technology Co. Ltd. ADR (b)	1,624	3,248
Parade Technologies Ltd.	4,000	295,551
Pinduoduo, Inc. ADR (b)	21,807	1,304,931
Ping An Healthcare and Technology Co. Ltd. (b)(c)	21,200	67,644
Powerlong Real Estate Holding Ltd.	69,000	38,514
RLX Technology, Inc. ADR (a)	28,531	95,579
Sands China Ltd. (b)	123,600	344,653
Sany Heavy Equipment International Holdings Co. Ltd.	53,000	55,579
Sea Ltd. ADR (b)	6,844	1,028,722
Seazen Group Ltd.	128,000	86,592
Shenzhou International Group Holdings Ltd.	42,900	796,007
Shimao Property Holdings Ltd.	56,500	41,640
Shimao Services Holdings Ltd. (c)	26,000	20,782
Silergy Corp.	4,000	541,086
Sino Biopharmaceutical Ltd.	539,250	371,896
SITC International Holdings Co. Ltd.	73,000	278,245
Smoore International Holdings Ltd. (c)	90,000	387,254
SSY Group Ltd.	2,000	889
Sunac China Holdings Ltd.	160,000	197,171
Sunac Services Holdings Ltd. (c)	50,000	56,882
Sunny Optical Technology Group Co. Ltd.	35,800	924,269
TAL Education Group ADR (b)	19,534	55,867
Tencent Holdings Ltd.	291,900	18,291,120
Tencent Music Entertainment Group ADR (b)	33,983	210,015
Tingyi (Cayman Islands) Holding Corp.	104,000	215,466
Tongcheng Travel Holdings Ltd. (b)	44,000	90,542
Topsports International Holdings Ltd. (c)	72,000	65,056
Trip.com Group Ltd. ADR (b)	26,515	705,564
Uni-President China Holdings Ltd.	60,000	56,708
Up Fintech Holdings Ltd. ADR (b)	6	26
Vinda International Holdings Ltd.	17,000	45,749
Vipshop Holdings Ltd. ADR (b)	20,484	190,706
Vnet Group, Inc. ADR (b)	4,178	41,446
Want Want China Holdings Ltd.	224,000	219,770
Weibo Corp. sponsored ADR (b)	4,134	143,243
Weimob, Inc. (b)(c)	93,000	70,253
WH Group Ltd. (c)	421,766	282,166
Wharf Real Estate Investment Co. Ltd.	86,000	409,019
Wuxi Biologics (Cayman), Inc. (b)(c)	183,500	1,839,177
Xiaomi Corp. Class B (b)(c)	719,000	1,525,264
Xinyi Glass Holdings Ltd.	93,000	246,540
Xinyi Solar Holdings Ltd.	256,968	412,245
XPeng, Inc. ADR (b)	19,414	681,237
Yadea Group Holdings Ltd. (c)	56,000	79,743
Yihai International Holding Ltd.	22,000	93,918
Zai Lab Ltd. ADR (b)	3,923	194,855
Zhen Ding Technology Holding Ltd.	38,000	131,095
Zhenro Properties Group Ltd.	2,000	950
Zhongsheng Group Holdings Ltd. Class H	34,500	265,033
ZTO Express, Inc. sponsored ADR	22,683	681,397
TOTAL CAYMAN ISLANDS		80,669,553
Chile - 0.1%
Banco de Chile	2,680,415	268,201
Banco de Credito e Inversiones	2,397	86,819
Banco Santander Chile	4,135,199	205,023
Cencosud SA	64,425	118,668
Compania Cervecerias Unidas SA	6,607	54,830
Empresas CMPC SA	50,822	93,282
Empresas COPEC SA	21,373	179,371
Enel Americas SA	952,803	112,127
Enel Chile SA	1,183,731	46,375
Falabella SA	33,956	120,859
TOTAL CHILE		1,285,555
China - 3.3%
360 Security Technology, Inc. (A Shares) (b)	27,700	45,848
A-Living Smart City Services C (H Shares) (c)	26,500	51,592
Addsino Co. Ltd. (A Shares)	3,700	8,671
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (b)	1,680	31,866
AECC Aero-Engine Control Co. Ltd. (A Shares)	4,200	15,735
AECC Aviation Power Co. Ltd.	7,400	56,451
Agricultural Bank of China Ltd.:
(A Shares)	195,000	91,051
(H Shares)	1,361,000	517,826
Aier Eye Hospital Group Co. Ltd. (A Shares)	15,069	77,284
Air China Ltd.:
(A Shares) (b)	35,200	56,221
(H Shares) (b)	56,000	42,218
Aluminum Corp. of China Ltd.:
(A shares) (b)	53,700	45,544
(H Shares) (b)	152,000	79,993
Angel Yeast Co. Ltd. (A Shares)	2,400	21,742
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	50,739
(H Shares)	70,500	372,912
Anhui Gujing Distillery Co. Ltd. (B Shares)	19,100	281,820
Anhui Honglu Steel Construction Group Co. Ltd.	1,100	8,590
Anhui Kouzi Distillery Co. Ltd. (A Shares)	1,500	16,519
Anhui Yingjia Distillery Co. Ltd. (A Shares)	1,700	18,423
Anjoy Foods Group Co. Ltd. (A Shares)	600	12,679
Apeloa Pharmaceutical Co. Ltd. A Shares	3,600	16,035
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	700	36,007
Autel Intelligent Technology Corp. Ltd. (A Shares)	1,124	11,137
Autobio Diagnostics Co. Ltd.	1,720	13,105
Avary Holding Shenzhen Co. Ltd. (A Shares)	3,900	22,437
AVIC Capital Co. Ltd. (A Shares)	18,400	11,055
AVIC Electromechanical Systems Co. Ltd. (A Shares)	10,900	20,919
AviChina Industry & Technology Co. Ltd. (H Shares)	115,000	64,900
Avicopter PLC (A Shares)	1,800	15,784
Bank of Beijing Co. Ltd. (A Shares)	42,700	30,248
Bank of Changsha Co. Ltd. (A Shares)	6,200	7,690
Bank of Chengdu Co. Ltd. (A Shares)	10,400	23,130
Bank of China Ltd.:
(A Shares)	413,200	201,118
(H Shares)	3,721,000	1,450,419
Bank of Communications Co. Ltd.:
(A Shares)	22,600	16,906
(H Shares)	561,000	376,286
Bank of Hangzhou Co. Ltd. (A Shares)	15,200	34,012
Bank of Jiangsu Co. Ltd. (A Shares)	37,460	39,010
Bank of Nanjing Co. Ltd. (A Shares)	24,900	38,723
Bank of Ningbo Co. Ltd. (A Shares)	16,280	100,833
Bank of Shanghai Co. Ltd. (A Shares)	29,918	33,189
Baoshan Iron & Steel Co. Ltd. (A Shares)	61,900	69,082
BBMG Corp. (A Shares)	10,900	4,717
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)	200	1,095
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	88,000	58,751
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	13,400	19,439
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	2,340	10,253
Beijing Easpring Material Technology Co. Ltd. (A Shares)	1,200	16,466
Beijing Enlight Media Co. Ltd. (A Shares)	6,400	10,657
Beijing Kingsoft Office Software, Inc. (A Shares)	1,104	42,714
Beijing New Building Materials PLC (A Shares)	4,900	25,132
Beijing Originwater Technology Co. Ltd. (A Shares)	9,700	10,123
Beijing Roborock Technology Co. Ltd. (A Shares)	195	27,611
Beijing Shiji Information Technology Co. Ltd. (A Shares)	3,280	16,405
Beijing Shunxin Agriculture Co. Ltd.	2,200	9,489
Beijing Sinnet Technology Co. Ltd. (A Shares)	2,200	4,647
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	4,200	18,648
Beijing United Information Technology Co. Ltd. (A Shares)	1,000	18,061
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	1,200	42,391
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	500	12,917
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	109,700	87,573
Betta Pharmaceuticals Co. Ltd. (A Shares)	1,200	11,817
BGI Genomics Co. Ltd.	1,300	17,135
BOC International China Co. Ltd.	6,000	11,482
BOE Technology Group Co. Ltd. (A Shares)	94,800	72,814
By-Health Co. Ltd. (A Shares)	5,100	20,202
BYD Co. Ltd.:
(A Shares)	4,800	179,279
(H Shares)	41,000	1,212,660
C&S Paper Co. Ltd. (A Shares)	2,700	6,346
Caitong Securities Co. Ltd.	11,000	16,961
CanSino Biologics, Inc.:
(A Shares) (b)	262	10,563
(H Shares) (b)(c)	3,800	63,656
CECEP Solar Energy Co. Ltd. (A Shares)	8,100	11,258
CECEP Wind-Power Corp. (A Shares)	13,500	10,861
CGN Power Co. Ltd. (H Shares) (c)	500,000	138,150
Chacha Food Co. Ltd. (A Shares)	1,400	12,104
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,100	30,632
Changjiang Securities Co. Ltd. (A Shares)	16,200	17,950
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	700	18,848
Chaozhou Three-Circle Group Co. (A Shares)	4,700	28,224
Chengtun Mining Group Co. Ltd. (A Shares)	7,000	9,725
Chengxin Lithium Group Co. Ltd. (A Shares) (b)	2,300	16,491
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	4,500	10,141
China Baoan Group Co. Ltd. (A Shares)	7,400	15,208
China Bohai Bank Co. Ltd. (H Shares) (c)	135,500	34,159
China Cinda Asset Management Co. Ltd. (H Shares)	434,000	79,374
China CITIC Bank Corp. Ltd.:
(A Shares)	34,400	25,224
(H Shares)	430,000	205,151
China Coal Energy Co. Ltd. (H Shares)	95,000	53,168
China Communications Services Corp. Ltd. (H Shares)	106,000	56,424
China Construction Bank Corp.:
(A Shares)	291,400	276,218
(H Shares)	4,610,000	3,537,477
China CSSC Holdings Ltd. (A Shares)	12,300	39,630
China Eastern Airlines Corp. Ltd. (A Shares) (b)	20,700	18,809
China Everbright Bank Co. Ltd.:
(A Shares)	52,800	27,892
(H Shares)	417,000	156,666
China Galaxy Securities Co. Ltd. (H Shares)	203,500	120,670
China Great Wall Securities Co. Ltd. (A Shares)	7,000	12,634
China Greatwall Technology Group Co. Ltd. (A Shares)	7,700	15,505
China International Capital Corp. Ltd. (H Shares) (c)	77,200	210,294
China International Travel Service Corp. Ltd. (A Shares)	5,400	177,253
China Jushi Co. Ltd. (A Shares)	10,815	27,948
China Life Insurance Co. Ltd.:
(A Shares)	4,500	19,663
(H Shares)	380,000	668,002
China Longyuan Power Grid Corp. Ltd. (H Shares)	173,000	352,970
China Merchants Bank Co. Ltd.:
(A Shares)	22,400	174,440
(H Shares)	236,000	1,972,518
China Merchants Securities Co. Ltd. (A Shares)	21,950	58,148
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	21,300	45,554
China Minmetals Rare Earth Co. Ltd. (A Shares)	2,600	12,668
China Minsheng Banking Corp. Ltd.:
(A Shares)	26,000	15,921
(H Shares)	463,400	184,693
China Molybdenum Co. Ltd.:
(A Shares)	32,400	26,924
(H Shares)	177,000	90,956
China National Building Materials Co. Ltd. (H Shares)	211,000	274,058
China National Chemical Engineering Co. Ltd. (A Shares)	16,500	26,804
China National Medicines Corp. Ltd. (A Shares)	1,100	4,835
China National Nuclear Power Co. Ltd. (A Shares)	39,900	44,672
China Northern Rare Earth Group High-Tech Co. Ltd.	10,000	59,547
China Oilfield Services Ltd. (H Shares)	82,000	80,644
China Pacific Insurance (Group) Co. Ltd.	23,600	98,384
China Pacific Insurance (Group) Co. Ltd. (H Shares)	129,400	393,919
China Petroleum & Chemical Corp.:
(A Shares)	62,300	41,479
(H Shares)	1,288,000	674,384
China Railway Group Ltd.:
(A Shares)	60,500	59,472
(H Shares)	174,000	107,407
China Railway Signal & Communications Corp. (A Shares)	1,988	1,513
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	3,000	16,618
China Shenhua Energy Co. Ltd.:
(A Shares)	7,300	26,070
(H Shares)	195,500	480,861
China Southern Airlines Ltd.:
(A Shares) (b)	45,100	52,327
(H Shares) (b)	56,000	35,854
China State Construction Engineering Corp. Ltd. (A Shares)	113,200	92,871
China Suntien Green Energy Corp. Ltd. (H Shares)	81,000	49,358
China Tower Corp. Ltd. (H Shares) (c)	2,012,000	243,047
China TransInfo Technology Co. Ltd. (A Shares)	3,800	8,135
China United Network Communications Ltd. (A Shares)	73,700	43,134
China Vanke Co. Ltd.:
(A Shares)	4,700	15,083
(H Shares)	131,800	340,736
China Yangtze Power Co. Ltd. (A Shares)	89,900	310,562
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	1,300	23,237
China Zheshang Bank Co. Ltd.	37,700	20,364
Chongqing Brewery Co. Ltd. (A Shares) (b)	1,300	27,368
Chongqing Changan Automobile Co. Ltd. (A Shares)	17,460	35,882
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	2,900	14,475
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	46,000	16,860
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	4,600	77,371
CITIC Securities Co. Ltd.:
rights 2/23/22 (b)	22,725	8,977
(A Shares)	15,525	60,841
(H Shares)	151,500	405,690
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	5,200	8,298
Contemporary Amperex Technology Co. Ltd.	6,400	618,581
COSCO Shipping Development Co. Ltd. (A Shares)	20,100	9,426
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	5,200	4,213
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	46,470	120,745
(H Shares)	164,550	299,354
CRRC Corp. Ltd.:
(A Shares)	86,000	79,046
(H Shares)	179,000	81,976
CSC Financial Co. Ltd. (A Shares)	11,900	50,041
Daan Gene Co. Ltd.	3,136	8,921
DaShenLin Pharmaceutical Group Co. Ltd.	1,800	10,535
Dawning Information Industry Co. Ltd. (A Shares)	3,000	14,429
DHC Software Co. Ltd. (A Shares)	4,300	4,865
Do-Fluoride New Materials Co. Ltd. (A Shares)	2,000	13,251
Dong E-E-Jiao Co. Ltd. (A Shares)	2,200	13,171
Dongfang Electric Corp. Ltd. (A Shares)	7,600	20,615
Dongfeng Motor Group Co. Ltd. (H Shares)	128,000	112,876
Dongxing Securities Co. Ltd. (A Shares)	7,700	12,889
East Money Information Co. Ltd. (A Shares)	29,392	147,025
Ecovacs Robotics Co. Ltd. Class A	1,300	27,770
ENN Natural Gas Co. Ltd. (A Shares)	6,000	16,445
Eve Energy Co. Ltd. (A shares)	5,171	77,964
Everbright Securities Co. Ltd. (A Shares)	10,600	23,044
Fangda Carbon New Material Co. Ltd. (A Shares)	11,940	18,297
FAW Jiefang Group Co. Ltd. (A Shares)	7,300	10,856
First Capital Securities Co. Ltd. (A Shares)	14,400	14,810
Flat Glass Group Co. Ltd.	6,000	24,088
Flat Glass Group Co. Ltd. (A Shares)	12,000	93,259
Focus Media Information Technology Co. Ltd. (A Shares)	39,300	47,548
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	9,640	147,778
Founder Securities Co. Ltd. (A Shares)	22,000	25,534
Foxconn Industrial Internet Co. Ltd. (A Shares)	16,900	29,717
Fujian Sunner Development Co. Ltd. A Shares	3,700	12,342
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	18,906
(H Shares) (c)	37,600	203,612
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	400	22,244
Ganfeng Lithium Co. Ltd. (A Shares)	7,900	170,211
GCL System Integration Technology Co. Ltd. (b)	16,400	8,248
GD Power Development Co. Ltd. (A Shares)	47,900	19,953
GEM Co. Ltd. (A Shares)	13,600	19,104
Gemdale Corp. (A Shares)	13,100	26,721
GF Securities Co. Ltd.:
(A Shares)	4,500	14,890
(H Shares)	74,400	128,960
Giant Network Group Co. Ltd. (A Shares)	17,500	27,031
Gigadevice Semiconductor Beijing, Inc. (A Shares)	1,740	38,819
Ginlong Technologies Co. Ltd. (A Shares)	700	26,420
GoerTek, Inc. (A Shares)	9,100	68,675
Gotion High-tech Co. Ltd. (A Shares) (b)	3,500	22,379
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	53,871
(H Shares)	152,500	413,746
Greenland Holdings Corp. Ltd. (A Shares)	27,155	18,765
GRG Banking Equipment Co. Ltd. (A Shares)	5,500	9,844
Guangdong Haid Group Co. Ltd. (A Shares)	4,400	50,190
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	900	22,765
Guanghui Energy Co. Ltd. (A Shares) (b)	17,900	16,517
Guangzhou Automobile Group Co. Ltd.	17,400	36,418
Guangzhou Automobile Group Co. Ltd. (H Shares)	114,000	111,980
Guangzhou Baiyunshan Pharma Health (A Shares)	3,500	16,016
Guangzhou Haige Communications Group (A Shares)	3,300	4,840
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,300	16,009
Guangzhou R&F Properties Co. Ltd. (H Shares)	79,400	35,341
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	1,900	22,834
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	2,680	40,421
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	10,205	13,070
Guolian Securities Co. Ltd.	6,400	14,780
Guosen Securities Co. Ltd. (A Shares)	16,400	28,433
Guotai Junan Securities Co. Ltd.:
(A Shares)	11,200	31,293
(H Shares) (c)	19,800	30,080
Guoyuan Securities Co. Ltd. (A Shares)	6,110	6,927
Haier Smart Home Co. Ltd.	119,000	477,076
Haier Smart Home Co. Ltd. (A Shares)	12,500	55,165
Haitong Securities Co. Ltd. (H Shares)	193,600	174,223
Hangzhou First Applied Material Co. Ltd. (A Shares)	2,580	46,765
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (b)	2,800	11,204
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	2,100	10,233
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	16,962
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	3,500	28,468
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	1,700	28,008
(H Shares) (c)	5,000	52,379
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	1,800	9,561
Heilongjiang Agriculture Co. Ltd. (A Shares)	5,300	11,087
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	7,700	36,285
Hengli Petrochemical Co. Ltd. (A Shares)	16,400	62,168
Hengtong Optic-electric Co. Ltd. (A Shares)	4,900	10,915
Hengyi Petrochemical Co. Ltd. (A Shares)	10,900	17,463
Hesteel Co. Ltd. (A Shares)	30,300	11,416
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	1,400	28,023
Hongfa Technology Co. Ltd. (A Shares)	2,000	20,155
Hoshine Silicon Industry Co. Ltd. (A Shares)	1,200	19,999
Huadian Power International Corp. Ltd.:
(A Shares)	2,800	1,848
(H Shares)	26,000	9,504
Huadong Medicine Co. Ltd. (A Shares)	4,900	28,339
Huafon Chemical Co. Ltd. (A Shares)	13,300	19,926
Huagong Tech Co. Ltd. (A Shares)	2,800	10,876
Hualan Biological Engineer, Inc. (A Shares)	5,110	20,445
Huaneng Power International, Inc.:
(A Shares)	17,300	20,078
(H Shares)	182,000	95,806
Huatai Securities Co. Ltd.:
(A Shares)	12,700	34,425
(H Shares) (c)	85,600	152,164
HUAXI Securities Co. Ltd.	3,000	4,293
Huaxia Bank Co. Ltd. (A Shares)	27,600	24,533
Huaxin Cement Co. Ltd. (A Shares)	4,000	11,722
Huayu Automotive Systems Co. Ltd. (A Shares)	8,200	35,855
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	3,000	14,211
Huizhou Desay SV Automotive Co. Ltd.	1,300	28,616
Humanwell Healthcare Group Co. Ltd. (A Shares)	5,400	16,578
Hunan Valin Steel Co. Ltd. (A Shares)	20,300	17,724
Hundsun Technologies, Inc. (A Shares)	4,622	42,842
iFlytek Co. Ltd. (A Shares)	7,400	51,262
IMEIK Technology Development Co. Ltd. (A Shares)	600	42,050
Industrial & Commercial Bank of China Ltd.:
(A Shares)	386,300	284,054
(H Shares)	2,688,000	1,628,513
Industrial Bank Co. Ltd. (A Shares)	58,300	193,202
Industrial Securities Co. Ltd. (A Shares)	17,900	24,446
Ingenic Semiconductor Co. Ltd. (A Shares)	1,300	22,740
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	16,500	99,607
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	124,700	46,558
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	25,400	19,805
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares) (b)	9,700	13,340
Inspur Electronic Information Industry Co. Ltd. (A Shares)	4,045	21,728
Intco Medical Technology Co. Ltd. (A Shares)	1,750	14,648
JA Solar Technology Co. Ltd. (A Shares)	4,400	62,688
Jafron Biomedical Co. Ltd. (A Shares)	2,400	17,870
Jason Furniture Hangzhou Co. Ltd. (A Shares)	1,600	18,550
JCET Group Co. Ltd. (A Shares)	5,100	21,918
Jiangsu Eastern Shenghong Co. Ltd.	8,800	23,483
Jiangsu Expressway Co. Ltd. (H Shares)	52,000	54,332
Jiangsu Hengli Hydraulic Co. Ltd.	3,576	43,619
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	18,032	116,498
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	3,300	26,695
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	4,200	104,390
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	700	13,021
Jiangsu Yoke Technology Co. Ltd. (A Shares)	1,200	12,577
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	2,500	11,778
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	8,400	22,240
Jiangxi Copper Co. Ltd.:
(A Shares)	3,400	11,103
(H Shares)	57,000	93,466
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	9,700	13,612
Jinke Properties Group Co. Ltd. (A Shares)	11,400	8,087
JiuGui Liquor Co. Ltd. (A Shares)	800	20,812
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	11,599
Joinn Laboratories China Co. Ltd. (A Shares)	1,000	15,294
Jointown Pharmaceutical Group (A Shares)	2,600	5,458
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	2,700	13,691
Juewei Food Co. Ltd.	1,800	14,990
Kingfa Sci & Tech Co. Ltd. (A Shares)	6,900	12,397
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	5,800	18,327
Kunlun Tech Co. Ltd. (A Shares)	5,700	16,915
Kweichow Moutai Co. Ltd. (A Shares)	3,500	1,047,051
Lakala Payment Co. Ltd. (A Shares)	600	2,465
Laobaixing Pharmacy Chain JSC (A Shares)	1,360	9,134
Lb Group Co. Ltd. (A Shares)	6,400	24,719
Lens Technology Co. Ltd. (A Shares)	14,100	38,222
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	5,000	16,363
Leyard Optoelectronic Co. Ltd. (A Shares)	7,300	10,573
Lingyi iTech Guangdong Co. (A Shares) (b)	18,400	17,892
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	11,055
LONGi Green Energy Technology Co. Ltd.	14,880	166,920
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	400	10,730
Luxi Chemical Group Co. Ltd.	6,400	14,330
Luxshare Precision Industry Co. Ltd. (A Shares)	19,293	144,785
Luzhou Laojiao Co. Ltd. (A Shares)	4,000	137,638
Mango Excellent Media Co. Ltd. (A Shares)	5,200	29,051
Maxscend Microelectronics Co. Ltd. (A Shares)	940	39,045
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	7,900	8,950
Metallurgical Corp. China Ltd. (A Shares)	48,600	28,315
Mianyang Fulin Precision Co. Ltd. (A Shares) (b)	2,000	7,653
Mingyang Smart Energy Group Ltd.	5,400	22,013
Montage Technology Co. Ltd. (A Shares)	2,001	22,623
Muyuan Foodstuff Co. Ltd. (A Shares)	14,740	128,404
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	3,301	18,876
Nanjing Securities Co. Ltd. (A Shares)	11,300	16,064
NARI Technology Co. Ltd. (A Shares)	15,300	85,653
National Silicon Industry Group Co. Ltd. (A Shares) (b)	5,113	19,091
NAURA Technology Group Co. Ltd.	1,400	63,748
NavInfo Co. Ltd. (A Shares) (b)	7,300	18,420
New China Life Insurance Co. Ltd.	16,200	96,266
New China Life Insurance Co. Ltd. (H Shares)	32,000	91,271
New Hope Liuhe Co. Ltd. (A Shares) (b)	12,100	30,840
Ninestar Corp. (A Shares)	2,700	20,877
Ningbo Joyson Electronic Corp. (A shares)	3,600	10,495
Ningbo Tuopu Group Co. Ltd. (A Shares)	2,900	25,479
Ningxia Baofeng Energy Group Co. Ltd.	16,500	41,917
Nongfu Spring Co. Ltd. (H Shares) (c)	87,400	529,172
North Industries Group Red Arrow Co. Ltd. (A Shares) (b)	3,700	10,794
Northeast Securities Co. Ltd. (A Shares)	7,600	10,186
Offcn Education Technology Co. A Shares (b)	100	105
Offshore Oil Enginering Co. Ltd. (A Shares)	15,000	10,603
OFILM Group Co. Ltd. (A Shares) (b)	8,100	10,238
Oppein Home Group, Inc. (A Shares)	1,360	29,566
Orient Securities Co. Ltd. (A Shares)	15,400	29,893
Ovctek China, Inc. (A Shares)	2,420	14,572
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	22,100	12,960
People's Insurance Co. of China Group Ltd.:
(A Shares)	65,100	46,866
(H Shares)	395,000	124,998
Perfect World Co. Ltd. (A Shares)	8,250	17,966
PetroChina Co. Ltd.:
(A Shares)	67,300	53,579
(H Shares)	1,044,000	517,711
PharmaBlock Sciences (Nanjing), Inc. (A Shares)	500	6,853
Pharmaron Beijing Co. Ltd.:
(A Shares)	1,200	22,397
(H Shares) (c)	7,300	92,870
PICC Property & Casualty Co. Ltd. (H Shares)	366,000	341,021
Ping An Bank Co. Ltd. (A Shares)	53,600	134,569
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	50,100	396,488
(H Shares)	307,500	2,440,266
Poly Developments & Holdings (A Shares)	32,900	81,212
Postal Savings Bank of China Co. Ltd.	120,000	106,994
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	404,000	336,593
Power Construction Corp. of China Ltd. (A Shares)	42,200	57,851
Proya Cosmetics Co. Ltd. (A Shares)	500	13,380
Qingdao Rural Commercial Bank Corp. (A Shares)	8,100	4,789
Raytron Technology Co. Ltd. (A Shares)	908	9,029
Risesun Real Estate Development Co. Ltd. (A Shares)	10,000	7,043
Riyue Heavy Industry Co. Ltd. (A Shares)	3,000	13,258
Rongsheng Petrochemical Co. Ltd. (A Shares)	27,750	79,569
SAIC Motor Corp. Ltd. (A Shares)	21,100	62,787
Sailun Group Co. Ltd. A Shares	9,500	17,448
Sangfor Technologies, Inc.	1,300	31,904
Sany Heavy Industry Co. Ltd. (A Shares)	24,500	78,292
Satellite Chemical Co. Ltd. (A Shares)	4,780	31,873
SDIC Capital Co. Ltd.	16,188	19,234
SDIC Power Holdings Co. Ltd. (A Shares)	19,500	30,836
Sealand Securities Co. Ltd. (A Shares)	17,400	10,719
Seazen Holdings Co. Ltd. (A Shares)	6,300	32,997
SF Holding Co. Ltd. (A Shares)	13,200	132,646
SG Micro Corp. (A Shares)	650	28,464
Shaanxi Coal Industry Co. Ltd. (A Shares)	26,000	51,726
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	4,200	13,098
Shandong Gold Mining Co. Ltd.:
(A Shares)	13,840	41,166
(H Shares) (c)	21,750	36,706
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	5,660	27,314
Shandong Linglong Tyre Co. Ltd. (A Shares)	4,000	19,385
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	32,600	22,417
Shandong Sun Paper Industry JSC Ltd. (A Shares)	8,700	15,362
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	116,400	143,451
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	1,960	13,559
Shanghai Baosight Software Co. Ltd.	42,600	197,259
Shanghai Baosight Software Co. Ltd. (A Shares)	2,340	20,031
Shanghai Construction Group Co. Ltd. (A Shares)	23,498	12,191
Shanghai Electric Group Co. Ltd. (A Shares)	35,000	23,652
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	300	2,029
(H Shares)	38,500	154,382
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	199	9,935
Shanghai International Airport Co. Ltd. (A Shares) (b)	2,700	21,575
Shanghai International Port Group Co. Ltd. (A Shares)	26,100	23,410
Shanghai Jahwa United Co. Ltd. (A Shares)	1,500	9,583
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	2,200	19,590
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	1,850	17,342
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	3,480	7,944
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	216,718	199,337
Shanghai M&G Stationery, Inc. (A Shares)	2,500	21,673
Shanghai Medicilon, Inc. (A Shares)	169	9,389
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	42,200	82,394
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	74,200	98,578
Shanghai Putailai New Energy Technology Co. Ltd.	1,940	43,930
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	18,600	19,723
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	6,700	9,762
Shanghai Zhangjiang High Ltd. (A Shares)	3,900	8,441
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	6,600	12,621
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	12,200	25,806
Shanxi Securities Co. Ltd. (A Shares)	11,070	10,332
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	17,300	18,660
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	3,360	146,535
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	9,330	11,543
Shenghe Resources Holding Co. Ltd. (A Shares)	5,500	14,350
Shengyi Technology Co. Ltd.	6,200	19,313
Shennan Circuits Co. Ltd. (A Shares)	1,240	23,299
Shenwan Hongyuan Group Co. Ltd. (A Shares)	61,700	45,611
Shenzhen Capchem Technology Co. Ltd. (A Shares)	1,100	16,544
Shenzhen Energy Group Co. Ltd. (A Shares)	13,140	14,465
Shenzhen Goodix Technology Co. Ltd. (A Shares)	1,100	15,441
Shenzhen Inovance Technology Co. Ltd. (A Shares)	7,050	67,548
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	2,000	4,223
Shenzhen Kangtai Biological Products Co. Ltd.	1,900	24,179
Shenzhen Kedali Industry Co. Ltd.	600	14,827
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	3,300	168,516
Shenzhen MTC Co. Ltd. (A Shares) (b)	11,600	7,887
Shenzhen New Industries Biomedical Engineering Co. Ltd.	1,700	10,823
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	18,200	22,305
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (b)	3,300	12,224
Shenzhen SC New Energy Technology Corp. (A Shares)	800	10,388
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	2,100	11,882
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	1,400	7,458
Shenzhen Sunway Communication Co. Ltd. (A Shares)	2,900	9,816
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	1,801	38,289
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	5,940	19,574
Sichuan Chuantou Energy Co. Ltd. (A Shares)	9,400	16,430
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (b)	23,300	12,918
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	4,400	12,254
Sichuan New Energy Power Co. Ltd. (A Shares) (b)	3,400	10,990
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	13,800	23,432
Sichuan Swellfun Co. Ltd. (A Shares)	1,300	20,416
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	3,100	11,427
Sinolink Securities Co. Ltd. (A Shares)	8,100	13,281
Sinoma Science & Technology Co. Ltd. (A Shares)	4,600	21,503
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	8,500	5,226
(H Shares)	30,000	6,620
Sinopharm Group Co. Ltd. (H Shares)	60,400	135,102
Sinotrans Ltd.	5,900	3,806
Sinotrans Ltd. (H Shares)	10,000	3,255
Siyuan Electric Co. Ltd. (A Shares)	2,100	15,133
SKSHU Paint Co. Ltd. (A Shares)	1,140	19,114
Songcheng Performance Development Co. Ltd. (A Shares)	6,120	14,817
Soochow Securities Co. Ltd. (A Shares)	16,770	20,757
Southwest Securities Co. Ltd. (A Shares)	20,800	15,704
StarPower Semiconductor Ltd. (A Shares)	500	25,465
Sungrow Power Supply Co. Ltd. (A Shares)	4,100	74,486
Suning.com Co. Ltd. (A Shares) (b)	26,300	16,425
Sunwoda Electronic Co. Ltd. (A Shares)	4,800	27,086
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	4,200	16,486
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	300	23,582
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	1,600	16,905
Tangshan Jidong Cement Co. Ltd. A Shares	2,000	3,620
TBEA Co. Ltd. (A Shares)	10,200	30,556
TCL Technology Group Corp. (A Shares)	37,600	33,533
Thunder Software Technology Co. Ltd. (A Shares)	1,300	28,872
Tianfeng Securities Co. Ltd. (A Shares)	25,000	14,708
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,900	10,751
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	8,500	58,009
Tianma Microelectronics Co. Ltd. (A Shares)	4,800	9,049
Tianshan Aluminum Group Co. Ltd.	12,200	16,115
Tianshui Huatian Technology Co. Ltd. (A Shares)	7,600	13,806
Tibet Summit Industrial Co. Ltd. (A Shares)	2,500	11,409
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	4,900	15,553
Toly Bread Co. Ltd.	3,120	12,805
TongFu Microelectronics Co. Ltd. (A Shares)	3,400	9,404
Tongkun Group Co. Ltd. (A Shares)	6,400	21,074
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	33,000	17,839
Tongwei Co. Ltd. (A Shares)	12,200	72,894
Topchoice Medical Corp. (b)	900	21,206
Topsec Technologies Group, Inc.	3,500	8,445
Transfar Zhilian Co. Ltd.	8,400	10,276
TravelSky Technology Ltd. (H Shares)	43,000	80,584
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	7,319
(H Shares)	30,000	269,999
Unigroup Guoxin Microelectronics Co. Ltd.	1,700	58,060
Unisplendour Corp. Ltd. (A Shares)	7,420	24,598
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	2,000	4,358
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)	10,500	40,662
Walvax Biotechnology Co. Ltd. (A Shares)	4,300	33,195
Wanhua Chemical Group Co. Ltd. (A Shares)	8,900	128,574
Weichai Power Co. Ltd.:
(A Shares)	14,900	36,879
(H Shares)	125,000	226,829
Weihai Guangwei Composites Co. Ltd. (A Shares)	1,300	14,811
Wens Foodstuffs Group Co. Ltd. (A Shares)	17,160	54,684
Western Securities Co. Ltd. (A Shares)	13,000	15,670
Western Superconducting Technologies Co. Ltd. (A Shares)	1,116	14,417
Westone Information Industry, Inc. (A Shares)	2,200	14,031
Will Semiconductor Ltd.	2,400	97,570
Wingtech Technology Co. Ltd. (A Shares)	3,400	58,016
Winning Health Technology Group Co. Ltd. (A Shares)	4,690	8,558
Wuchan Zhongda Group Co. Ltd.	14,500	12,118
Wuhan Guide Infrared Co. Ltd. (A Shares)	6,094	20,234
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	34,883
Wuhu Token Science Co. Ltd. (A Shares)	6,600	10,771
Wuliangye Yibin Co. Ltd. (A Shares)	10,700	337,074
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	5,140	14,128
WuXi AppTec Co. Ltd.	6,660	110,848
WuXi AppTec Co. Ltd. (H Shares) (c)	18,264	261,965
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	1,920	22,085
Wuxi Shangji Automation Co. Ltd. (A Shares)	800	16,072
XCMG Construction Machinery Co. Ltd. (A Shares)	21,600	19,360
Xiamen C&D, Inc. (A Shares)	8,700	12,883
Xiamen Faratronic Co. Ltd. (A Shares)	600	18,695
Xiamen Intretech, Inc.	1,620	7,672
Xiamen Tungsten Co. Ltd. (A Shares)	3,600	11,213
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	3,436	8,175
(H Shares)	43,616	76,039
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares) (d)	6,800	11,417
Yankuang Energy Group Co. Ltd.:
(A Shares)	12,100	44,348
(H Shares)	68,000	144,068
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	2,100	9,934
Yantai Jereh Oilfield Services (A Shares)	3,100	20,568
Yealink Network Technology Corp. Ltd.	2,350	29,031
Yifeng Pharmacy Chain Co. Ltd.	2,100	16,465
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	3,900	35,355
Yintai Gold Co. Ltd. (A Shares)	8,120	10,646
Yonghui Superstores Co. Ltd. (A Shares)	22,800	13,976
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,100	21,144
Yonyou Network Technology Co. Ltd. (A Shares)	10,420	57,937
Youngor Group Co. Ltd. (A Shares)	5,300	5,563
Youngy Co. Ltd. (A Shares) (b)	700	10,363
YTO Express Group Co. Ltd. (A Shares)	8,500	21,642
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	3,500	10,255
Yunda Holding Co. Ltd. (A Shares)	7,480	23,311
Yunnan Aluminium Co. Ltd. (A Shares) (b)	6,800	11,926
Yunnan Baiyao Group Co. Ltd. (A Shares)	3,500	49,895
Yunnan Energy New Material Co. Ltd.	2,400	96,589
Yunnan Tin Co. Ltd. (A Shares) (b)	4,300	13,730
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,700	96,436
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	37,140	39,748
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	12,200	8,657
Zhejiang Chint Electric Co. Ltd. (A Shares)	5,600	42,286
Zhejiang Dahua Technology Co. Ltd. (A Shares)	7,500	22,711
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	1,600	18,491
Zhejiang Expressway Co. Ltd. (H Shares)	60,000	51,503
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)	15,500	14,676
Zhejiang HangKe Technology, Inc. Co. (A Shares)	1,109	15,344
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	17,502
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	3,300	51,935
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	3,400	31,148
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	2,500	17,278
Zhejiang Juhua Co. Ltd. (A Shares)	7,300	14,973
Zhejiang Longsheng Group Co. Ltd. (A Shares)	7,900	15,554
Zhejiang NHU Co. Ltd. (A Shares)	6,960	33,129
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,640	29,255
Zhejiang Semir Garment Co. Ltd. (A Shares)	8,300	9,173
Zhejiang Supor Cookware Co. Ltd.	1,700	13,920
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	2,900	14,054
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	3,400	12,152
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	1,200	8,755
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (b)	2,400	12,311
Zheshang Securities Co. Ltd.	10,400	20,295
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(c)	23,200	79,896
Zhongji Innolight Co. Ltd. (A Shares)	1,900	10,799
Zhongtai Securities Co. Ltd. (A Shares)	15,500	21,274
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	25,400	134,155
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	900	11,947
Zhuzhou Kibing Group Co. Ltd. (A Shares)	8,200	20,669
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	7,300	10,706
Zijin Mining Group Co. Ltd.:
(A Shares)	47,800	75,535
(H Shares)	340,000	441,392
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	14,000	15,654
(H Shares)	75,200	49,253
ZTE Corp. (H Shares)	74,400	201,047
TOTAL CHINA		45,125,523
Colombia - 0.0%
Bancolombia SA	15,748	157,568
Ecopetrol SA	235,458	173,263
Grupo de Inversiones Suramerica SA (d)	5,839	40,304
Interconexion Electrica SA ESP	21,619	129,239
TOTAL COLOMBIA		500,374
Cyprus - 0.0%
Ozon Holdings PLC ADR (b)	2,304	44,429
TCS Group Holding PLC unit	6,170	440,812
TOTAL CYPRUS		485,241
Czech Republic - 0.0%
CEZ A/S	8,956	332,031
Komercni Banka A/S	4,283	189,436
MONETA Money Bank A/S (c)	24,755	106,805
TOTAL CZECH REPUBLIC		628,272
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	154	515,939
Series B	297	1,066,867
Ambu A/S Series B (a)	8,472	179,513
Carlsberg A/S Series B	5,055	818,560
Chr. Hansen Holding A/S	5,243	420,465
Coloplast A/S Series B	6,003	872,970
Danske Bank A/S	33,673	653,635
Demant A/S (b)	5,043	223,119
DSV A/S	10,331	2,099,060
Genmab A/S (b)	3,284	1,118,300
GN Store Nord A/S	6,271	379,483
Novo Nordisk A/S Series B	85,172	8,471,915
Novozymes A/S Series B	10,102	693,477
ORSTED A/S (c)	9,394	1,000,884
Pandora A/S	4,955	538,805
Rockwool International A/S Series B	379	145,161
Tryg A/S	16,873	399,820
Vestas Wind Systems A/S	51,284	1,387,765
TOTAL DENMARK		20,985,738
Egypt - 0.0%
Commercial International Bank SAE	59,434	194,229
Commercial International Bank SAE sponsored GDR	38,410	125,320
Eastern Co. SAE	84,292	55,801
Fawry for Banking & Payment Technology Services SAE	26,003	16,353
TOTAL EGYPT		391,703
Finland - 0.8%
Elisa Corp. (A Shares)	7,390	434,102
Fortum Corp.	22,550	613,805
Kesko Oyj	14,412	455,177
Kone OYJ (B Shares)	17,246	1,116,923
Neste Oyj	21,613	974,736
Nokia Corp. (b)	275,126	1,640,749
Nordea Bank ABP	163,201	1,938,451
Orion Oyj (B Shares)	5,697	231,656
Sampo Oyj (A Shares)	25,348	1,258,093
Stora Enso Oyj (R Shares)	28,618	582,578
UPM-Kymmene Corp.	26,336	959,855
Wartsila Corp.	24,261	299,536
TOTAL FINLAND		10,505,661
France - 6.6%
Accor SA (b)	9,696	356,341
Aeroports de Paris SA (b)	1,573	213,457
Air Liquide SA	23,865	4,082,331
Alstom SA	16,276	527,663
Amundi SA (c)	3,259	253,343
Arkema SA	3,094	457,504
AXA SA	97,252	3,080,067
bioMerieux SA	2,089	244,962
BNP Paribas SA	56,805	4,055,276
Bollore SA	40,379	217,651
Bouygues SA	11,217	395,591
Bureau Veritas SA	15,030	430,043
Capgemini SA	8,092	1,819,213
Carrefour SA	32,268	614,112
CNP Assurances	8,517	209,647
Compagnie de St. Gobain	25,726	1,740,813
Compagnie Generale des Etablissements Michelin SCA Series B	8,553	1,431,121
Covivio	2,730	227,977
Credit Agricole SA	61,505	925,309
Danone SA	32,821	2,046,426
Dassault Aviation SA	1,223	145,344
Dassault Systemes SA	32,779	1,585,139
Edenred SA	12,345	530,247
EDF SA	23,927	230,135
Eiffage SA	4,142	435,213
ENGIE	92,026	1,415,526
EssilorLuxottica SA	14,511	2,745,269
Eurazeo SA	2,191	174,093
Faurecia SA	6,004	260,567
Gecina SA	2,260	306,665
Getlink SE	22,252	351,022
Hermes International SCA	1,603	2,406,774
Ipsen SA	1,740	169,303
Kering SA	3,798	2,836,214
Klepierre SA	10,275	273,297
L'Oreal SA	12,726	5,435,868
La Francaise des Jeux SAEM (c)	5,121	212,028
Legrand SA	13,757	1,400,092
LVMH Moet Hennessy Louis Vuitton SE	14,032	11,525,568
Orange SA	100,686	1,182,804
Orpea	2,543	111,648
Pernod Ricard SA	10,682	2,284,873
Publicis Groupe SA	11,534	781,554
Remy Cointreau SA	1,119	233,349
Renault SA (b)	10,034	398,775
Safran SA	17,364	2,102,246
Sanofi SA	57,456	6,007,717
Sartorius Stedim Biotech	1,386	607,777
Schneider Electric SA	27,435	4,647,363
SEB SA	1,271	192,900
Societe Generale Series A	40,740	1,512,282
Sodexo SA	4,620	429,677
Teleperformance	3,017	1,136,169
Thales SA	5,097	470,185
Total SA	126,535	7,195,724
Ubisoft Entertainment SA (b)	4,990	286,349
Valeo SA	11,768	329,370
Veolia Environnement SA	32,414	1,170,949
VINCI SA	27,092	2,969,461
Vivendi SA	37,615	492,958
Wendel SA	1,212	131,643
Worldline SA (b)(c)	11,854	574,566
TOTAL FRANCE		91,017,550
Germany - 5.1%
adidas AG	9,684	2,657,457
Allianz SE	20,824	5,346,618
BASF AG	46,534	3,563,988
Bayer AG	50,031	3,039,576
Bayerische Motoren Werke AG (BMW)	15,748	1,666,814
Bechtle AG	4,102	246,294
Beiersdorf AG	5,245	521,686
Brenntag SE	7,885	675,557
Carl Zeiss Meditec AG	2,084	335,149
Commerzbank AG (b)	51,591	445,504
Continental AG (b)	5,540	537,104
Covestro AG (c)	10,067	603,950
Daimler AG (Germany)	43,291	3,454,350
Daimler Truck Holding AG (b)	20,895	741,786
Delivery Hero AG (b)(c)	8,031	619,912
Deutsche Bank AG (b)	105,255	1,465,520
Deutsche Borse AG	9,613	1,708,734
Deutsche Lufthansa AG (b)	30,438	236,680
Deutsche Post AG	50,749	3,054,106
Deutsche Telekom AG	169,702	3,203,801
E.ON AG	113,642	1,567,405
Evonik Industries AG	10,982	358,273
Fresenius Medical Care AG & Co. KGaA	10,279	698,904
Fresenius SE & Co. KGaA	20,927	863,874
GEA Group AG	8,094	382,402
Hannover Reuck SE	3,080	621,366
HeidelbergCement AG	7,738	538,476
HelloFresh AG (b)	8,298	552,487
Henkel AG & Co. KGaA	4,729	373,643
Infineon Technologies AG	66,467	2,760,225
KION Group AG	3,818	352,987
Knorr-Bremse AG	3,592	364,192
Lanxess AG	4,330	263,633
LEG Immobilien AG	3,591	476,378
Merck KGaA	6,603	1,448,026
MTU Aero Engines AG	2,719	578,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,111	2,251,236
Nemetschek Se	2,762	255,298
Puma AG	5,434	581,180
Rational AG	261	218,801
RWE AG	32,138	1,355,654
SAP SE	52,364	6,569,648
Scout24 AG (c)	4,351	259,948
Siemens AG	38,792	6,159,052
Siemens Healthineers AG (c)	14,396	925,120
Symrise AG	6,648	794,432
TeamViewer AG (b)(c)	222	3,354
Telefonica Deutschland Holding AG	59,087	169,625
Uniper SE	4,857	219,778
United Internet AG	5,364	210,358
Volkswagen AG	1,743	504,734
Vonovia SE	37,363	2,128,039
Zalando SE (b)(c)	10,967	870,428
TOTAL GERMANY		69,802,116
Greece - 0.1%
Alpha Bank SA (b)	104,334	157,894
Eurobank Ergasias Services and Holdings SA (b)	123,036	139,154
Ff Group (b)(d)	256	345
Hellenic Telecommunications Organization SA	11,428	222,130
Jumbo SA	4,961	73,791
OPAP SA	9,709	144,208
Public Power Corp. of Greece (b)	9,513	92,602
TOTAL GREECE		830,124
Hong Kong - 1.7%
AIA Group Ltd.	613,400	6,403,781
Beijing Enterprises Holdings Ltd.	23,000	78,406
BOC Hong Kong (Holdings) Ltd.	183,000	706,625
BYD Electronic International Co. Ltd.	31,000	93,759
China Everbright International Ltd.	165,888	123,229
China Everbright Ltd.	4,000	4,532
China Jinmao Holdings Group Ltd.	268,000	97,356
China Merchants Holdings International Co. Ltd.	68,131	125,918
China Overseas Land and Investment Ltd.	211,000	622,762
China Power International Development Ltd.	257,805	127,591
China Resources Beer Holdings Co. Ltd.	78,000	582,339
China Resources Pharmaceutical Group Ltd. (c)	17,500	8,558
China Resources Power Holdings Co. Ltd.	98,000	238,658
China Taiping Insurance Group Ltd.	78,400	110,917
China Traditional Chinese Medicine Holdings Co. Ltd.	132,000	76,980
CITIC Pacific Ltd.	297,000	333,562
CLP Holdings Ltd.	81,500	815,612
CSPC Pharmaceutical Group Ltd.	469,760	570,942
Far East Horizon Ltd.	73,000	62,948
Fosun International Ltd.	117,500	133,321
Galaxy Entertainment Group Ltd. (b)	112,000	648,621
Ganfeng Lithium Co. Ltd. (H Shares) (c)	7,700	122,356
Guangdong Investment Ltd.	160,000	228,550
Hang Lung Properties Ltd.	94,000	201,106
Hang Seng Bank Ltd.	38,100	754,297
Henderson Land Development Co. Ltd.	76,010	332,407
Hong Kong & China Gas Co. Ltd.	568,865	876,768
Hong Kong Exchanges and Clearing Ltd.	61,249	3,495,832
Hua Hong Semiconductor Ltd. (b)(c)	24,000	116,832
Lenovo Group Ltd.	382,000	413,977
Link (REIT)	110,958	952,632
MMG Ltd. (b)	132,000	42,858
MTR Corp. Ltd.	79,445	430,022
New World Development Co. Ltd.	80,267	327,675
Power Assets Holdings Ltd.	70,500	433,195
Shenzhen Investment Ltd.	13,881	3,260
Sino Land Ltd.	166,273	215,439
Sinotruk Hong Kong Ltd.	34,000	50,574
Sun Art Retail Group Ltd.	84,000	30,675
Sun Hung Kai Properties Ltd.	66,500	811,334
Swire Pacific Ltd. (A Shares)	23,000	139,336
Swire Properties Ltd.	55,400	147,681
Techtronic Industries Co. Ltd.	70,000	1,155,007
Wharf Holdings Ltd.	64,000	218,724
Yuexiu Property Co. Ltd.	60,800	61,779
TOTAL HONG KONG		23,528,733
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	22,482	195,386
OTP Bank PLC (b)	11,121	643,163
Richter Gedeon PLC	8,629	227,433
TOTAL HUNGARY		1,065,982
India - 3.6%
ACC Ltd.	5,110	157,671
Adani Enterprises Ltd.	13,815	320,374
Adani Green Energy Ltd. (b)	19,627	498,577
Adani Ports & Special Economic Zone Ltd.	26,256	254,289
Adani Total Gas Ltd. (b)	13,672	335,886
Adani Transmissions Ltd. (b)	13,824	369,549
Ambuja Cements Ltd.	42,292	208,332
Apollo Hospitals Enterprise Ltd.	5,103	306,805
Asian Paints Ltd.	19,575	830,030
Aurobindo Pharma Ltd.	13,798	117,881
Avenue Supermarts Ltd. (b)(c)	8,066	447,524
Axis Bank Ltd. (b)	115,989	1,215,467
Bajaj Auto Ltd.	3,210	154,066
Bajaj Finance Ltd.	13,587	1,287,643
Bajaj Finserv Ltd.	1,997	423,685
Balkrishna Industries Ltd.	3,977	125,452
Bandhan Bank Ltd. (c)	29,406	125,323
Berger Paints India Ltd.	11,152	108,310
Bharat Electronics Ltd.	56,752	160,759
Bharat Forge Ltd.	10,647	105,565
Bharat Petroleum Corp. Ltd.	45,222	242,309
Bharti Airtel Ltd. (b)	126,661	1,244,831
Biocon Ltd. (b)	20,093	99,304
Britannia Industries Ltd.	5,899	280,664
Cholamandalam Investment and Finance Co. Ltd.	22,198	188,754
Cipla Ltd./India (b)	24,518	311,447
Coal India Ltd.	69,927	150,578
Colgate-Palmolive Ltd.	6,821	130,677
Container Corp. of India Ltd.	11,171	97,531
Dabur India Ltd.	33,034	238,562
Divi's Laboratories Ltd.	6,926	376,330
DLF Ltd.	28,575	151,416
Dr. Reddy's Laboratories Ltd.	6,081	351,762
Eicher Motors Ltd.	7,214	257,783
GAIL India Ltd.	71,260	139,042
Godrej Consumer Products Ltd. (b)	19,780	236,802
Godrej Properties Ltd. (b)	5,771	133,587
Grasim Industries Ltd.	14,728	343,170
Havells India Ltd.	12,880	206,007
HCL Technologies Ltd.	54,053	802,691
HDFC Asset Management Co. Ltd. (c)	2,491	74,102
HDFC Standard Life Insurance Co. Ltd. (c)	48,584	407,536
Hero Motocorp Ltd.	6,363	233,933
Hindalco Industries Ltd.	83,049	550,897
Hindustan Petroleum Corp. Ltd.	29,032	122,963
Hindustan Unilever Ltd.	42,018	1,285,599
Housing Development Finance Corp. Ltd.	87,733	2,995,390
ICICI Bank Ltd.	260,178	2,796,880
ICICI Lombard General Insurance Co. Ltd. (c)	10,301	190,532
ICICI Prudential Life Insurance Co. Ltd. (c)	16,511	124,589
Indian Oil Corp. Ltd.	85,225	144,273
Indian Railway Catering & Tourism Corp. Ltd. (b)	11,031	129,598
Indraprastha Gas Ltd.	12,594	66,686
Indus Towers Ltd.	31,463	107,198
Info Edge India Ltd.	3,955	261,946
Infosys Ltd.	172,604	4,063,518
InterGlobe Aviation Ltd. (b)(c)	4,433	111,105
Ipca Laboratories Ltd.	68	947
ITC Ltd.	147,252	437,601
JSW Steel Ltd.	44,731	381,323
Jubilant Foodworks Ltd.	4,054	185,080
Kotak Mahindra Bank Ltd. (b)	27,527	690,395
Larsen & Toubro Infotech Ltd. (c)	2,608	220,863
Larsen & Toubro Ltd.	35,181	907,210
Lupin Ltd.	10,694	130,773
Mahindra & Mahindra Ltd.	44,530	532,950
Marico Ltd.	27,633	179,412
Maruti Suzuki India Ltd.	6,760	783,663
MindTree Consulting Ltd.	3,435	186,172
Motherson Sumi Systems Ltd.	57,854	140,398
Motherson Sumi Wiring India Ltd. (b)(d)	57,854	30,915
Mphasis BFL Ltd.	3,841	161,402
MRF Ltd.	85	82,600
Muthoot Finance Ltd.	5,429	106,716
Nestle India Ltd.	1,659	413,950
NTPC Ltd.	255,314	489,922
Oil & Natural Gas Corp. Ltd.	127,225	297,676
Page Industries Ltd.	255	145,745
Petronet LNG Ltd.	33,223	95,569
PI Industries Ltd.	3,830	125,776
Pidilite Industries Ltd.	7,947	262,596
Piramal Enterprises Ltd.	4,950	159,882
Power Grid Corp. of India Ltd.	160,426	465,253
Rec Ltd.	361	674
Reliance Industries Ltd.	144,462	4,658,517
SBI Cards & Payment Services Ltd. (b)	13,606	161,403
SBI Life Insurance Co. Ltd. (c)	23,788	395,626
Shree Cement Ltd.	643	210,370
Shriram Transport Finance Co. Ltd.	10,813	179,658
Siemens Ltd.	3,197	100,284
SRF Ltd.	7,734	250,317
State Bank of India	89,104	649,315
Sun Pharmaceutical Industries Ltd.	44,600	501,374
Tata Consultancy Services Ltd.	46,663	2,351,225
Tata Consumer Products Ltd.	31,194	305,618
Tata Motors Ltd. (b)	82,348	568,475
Tata Power Co. Ltd./The	72,547	241,654
Tata Steel Ltd.	36,455	537,884
Tech Mahindra Ltd.	31,393	627,050
Titan Co. Ltd.	17,951	572,747
Torrent Pharmaceuticals Ltd.	2,387	85,764
Trent Ltd.	8,329	116,011
Ultratech Cement Ltd.	5,388	523,980
United Spirits Ltd. (b)	15,347	179,364
UPL Ltd. (b)	26,931	282,334
Vedanta Ltd.	56,360	246,001
Wipro Ltd.	69,244	534,959
Yes Bank Ltd. (b)	506,680	90,877
Zomato Ltd. (b)	70,087	85,474
TOTAL INDIA		49,274,924
Indonesia - 0.4%
PT Adaro Energy Tbk	784,300	122,807
PT Aneka Tambang Tbk	381,300	47,570
PT Astra International Tbk	1,070,700	409,786
PT Bank Central Asia Tbk	2,819,000	1,499,419
PT Bank Mandiri (Persero) Tbk	997,600	522,751
PT Bank Negara Indonesia (Persero) Tbk	414,500	212,740
PT Bank Rakyat Indonesia (Persero) Tbk	3,516,710	1,000,980
PT Barito Pacific Tbk	1,295,900	80,518
PT Charoen Pokphand Indonesia Tbk	403,500	177,299
PT Gudang Garam Tbk	21,100	45,032
PT Indah Kiat Pulp & Paper Tbk	126,500	67,273
PT Indocement Tunggal Prakarsa Tbk	69,200	53,012
PT Indofood CBP Sukses Makmur Tbk	107,500	65,355
PT Indofood Sukses Makmur Tbk	267,300	117,879
PT Kalbe Farma Tbk	1,201,700	137,283
PT Merdeka Copper Gold Tbk (b)	608,100	155,457
PT Sarana Menara Nusantara Tbk	1,085,000	77,548
PT Semen Gresik (Persero) Tbk	192,700	90,756
PT Telkom Indonesia Persero Tbk	2,584,300	756,878
PT Tower Bersama Infrastructure Tbk	386,900	77,918
PT Unilever Indonesia Tbk	353,800	99,507
PT United Tractors Tbk	92,000	148,749
TOTAL INDONESIA		5,966,517
Ireland - 0.5%
CRH PLC	35,416	1,777,543
CRH PLC sponsored ADR	4,446	224,123
DCC PLC (United Kingdom)	5,142	432,358
Flutter Entertainment PLC (b)	1,011	154,050
Flutter Entertainment PLC (Ireland) (b)	7,510	1,142,599
James Hardie Industries PLC CDI	23,036	775,282
Kerry Group PLC Class A	8,052	1,014,533
Kingspan Group PLC (Ireland)	7,872	757,736
Smurfit Kappa Group PLC	12,001	632,520
TOTAL IRELAND		6,910,744
Isle of Man - 0.1%
Entain PLC (b)	29,249	633,222
NEPI Rockcastle PLC	17,552	119,358
TOTAL ISLE OF MAN		752,580
Israel - 0.4%
Azrieli Group	1,950	175,447
Bank Hapoalim BM (Reg.)	57,034	588,646
Bank Leumi le-Israel BM	72,623	774,318
Check Point Software Technologies Ltd. (b)	5,482	663,377
CyberArk Software Ltd. (b)	1,905	261,271
Elbit Systems Ltd. (Israel)	1,385	230,104
Icl Group Ltd.	35,579	319,215
InMode Ltd. (b)	2,286	110,254
Israel Discount Bank Ltd. (Class A)	60,736	404,856
Kornit Digital Ltd. (b)	2,335	245,315
Mizrahi Tefahot Bank Ltd.	7,084	272,358
NICE Systems Ltd. (b)	2,900	739,338
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	55,451	467,452
Wix.com Ltd. (b)	2,836	372,565
TOTAL ISRAEL		5,624,516
Italy - 1.2%
Amplifon SpA	6,121	260,180
Assicurazioni Generali SpA	55,859	1,175,539
Atlantia SpA (b)	24,726	458,798
DiaSorin SpA	1,289	198,714
Enel SpA	412,149	3,172,146
Eni SpA	126,907	1,906,294
FinecoBank SpA	31,829	535,117
Infrastrutture Wireless Italiane SpA (c)	16,356	176,357
Intesa Sanpaolo SpA	829,000	2,463,656
Mediobanca SpA	32,966	377,679
Moncler SpA	10,254	658,097
Nexi SpA (b)(c)	23,157	338,728
Poste Italiane SpA (c)	25,613	343,793
Prysmian SpA	13,553	457,028
Recordati SpA	5,673	317,804
Snam Rete Gas SpA	95,602	535,723
Telecom Italia SpA	500,410	235,833
Terna - Rete Elettrica Naziona	71,097	558,638
UniCredit SpA	108,079	1,717,744
TOTAL ITALY		15,887,868
Japan - 13.8%
Advantest Corp.	10,000	851,126
AEON Co. Ltd. (a)	33,200	756,534
AGC, Inc.	9,600	440,596
Aisin Seiki Co. Ltd.	7,400	268,716
Ajinomoto Co., Inc.	23,000	641,734
Ana Holdings, Inc. (b)	7,300	154,160
Asahi Group Holdings	23,000	938,876
ASAHI INTECC Co. Ltd.	11,300	192,789
Asahi Kasei Corp.	63,200	624,285
Astellas Pharma, Inc.	94,700	1,528,512
Azbil Corp.	6,500	255,305
Bandai Namco Holdings, Inc.	9,900	695,853
Benefit One, Inc.	4,400	133,819
Bridgestone Corp.	28,800	1,261,188
Brother Industries Ltd.	13,200	243,092
Canon, Inc.	50,900	1,203,822
Capcom Co. Ltd.	9,300	224,509
Central Japan Railway Co.	7,200	944,716
Chiba Bank Ltd.	26,500	171,314
Chubu Electric Power Co., Inc.	32,000	320,509
Chugai Pharmaceutical Co. Ltd.	33,500	1,088,073
Concordia Financial Group Ltd.	56,600	232,589
Cosmos Pharmaceutical Corp.	1,100	137,373
CyberAgent, Inc.	20,400	237,868
Dai Nippon Printing Co. Ltd.	11,200	268,858
Dai-ichi Mutual Life Insurance Co.	50,800	1,143,481
Daifuku Co. Ltd.	5,100	354,066
Daiichi Sankyo Kabushiki Kaisha	89,000	1,999,830
Daikin Industries Ltd.	12,700	2,666,291
Daito Trust Construction Co. Ltd.	3,300	378,400
Daiwa House Industry Co. Ltd.	28,200	822,965
Daiwa House REIT Investment Corp.	109	324,707
Daiwa Securities Group, Inc.	74,300	447,709
DENSO Corp.	21,900	1,634,479
Dentsu Group, Inc.	10,800	374,023
Disco Corp.	1,500	412,431
East Japan Railway Co.	15,400	879,384
Eisai Co. Ltd.	11,900	596,012
ENEOS Holdings, Inc.	154,700	616,112
FANUC Corp.	9,700	1,918,159
Fast Retailing Co. Ltd.	3,000	1,765,394
Fuji Electric Co. Ltd.	6,700	358,090
FUJIFILM Holdings Corp.	18,400	1,233,463
Fujitsu Ltd.	9,900	1,308,764
GLP J-REIT	207	333,190
GMO Payment Gateway, Inc.	2,200	193,054
Hakuhodo DY Holdings, Inc.	10,700	163,900
Hamamatsu Photonics K.K.	7,400	378,594
Hankyu Hanshin Holdings, Inc.	11,700	340,721
Hikari Tsushin, Inc.	1,100	132,071
Hino Motors Ltd.	13,200	114,740
Hirose Electric Co. Ltd.	1,710	254,889
Hitachi Construction Machinery Co. Ltd.	4,900	124,594
Hitachi Ltd.	49,100	2,552,023
Hitachi Metals Ltd. (b)	10,700	192,950
Honda Motor Co. Ltd.	82,000	2,415,128
Hoshizaki Corp.	2,900	214,294
Hoya Corp.	18,800	2,437,765
Hulic Co. Ltd.	17,500	169,149
Ibiden Co. Ltd.	5,800	324,106
Idemitsu Kosan Co. Ltd.	11,066	283,529
Iida Group Holdings Co. Ltd.	6,800	141,472
INPEX Corp.	51,400	519,628
Isuzu Motors Ltd.	29,800	365,050
ITO EN Ltd.	2,900	156,206
Itochu Corp.	59,600	1,914,737
ITOCHU Techno-Solutions Corp.	5,200	141,857
Japan Airlines Co. Ltd. (b)	6,600	124,922
Japan Exchange Group, Inc.	25,800	530,728
Japan Post Bank Co. Ltd.	20,000	196,755
Japan Post Holdings Co. Ltd.	122,700	1,047,310
Japan Post Insurance Co. Ltd.	9,200	161,310
Japan Real Estate Investment Corp.	62	340,935
Japan Retail Fund Investment Corp.	350	294,949
Japan Tobacco, Inc.	59,300	1,183,918
JFE Holdings, Inc.	24,700	317,317
JSR Corp.	10,400	344,741
Kajima Corp.	21,000	253,630
Kakaku.com, Inc.	6,800	140,839
Kansai Electric Power Co., Inc.	35,500	335,089
Kansai Paint Co. Ltd.	9,400	195,123
Kao Corp.	24,400	1,219,307
KDDI Corp.	81,300	2,597,431
Keio Corp.	5,200	233,899
Keisei Electric Railway Co.	6,000	169,327
Keyence Corp.	9,900	5,077,934
Kikkoman Corp.	7,200	544,233
Kintetsu Group Holdings Co. Ltd. (b)	9,000	261,500
Kirin Holdings Co. Ltd.	43,100	690,813
Kobayashi Pharmaceutical Co. Ltd.	2,800	218,044
Kobe Bussan Co. Ltd.	6,900	214,793
Koei Tecmo Holdings Co. Ltd.	3,290	119,021
Koito Manufacturing Co. Ltd.	5,600	281,179
Komatsu Ltd.	43,600	1,095,622
Konami Holdings Corp.	4,800	258,767
Kose Corp.	1,800	164,573
Kubota Corp.	52,100	1,117,313
Kurita Water Industries Ltd.	5,200	211,450
Kyocera Corp.	16,300	1,005,242
Kyowa Hakko Kirin Co., Ltd.	14,000	348,947
Lasertec Corp.	3,800	852,482
Lawson, Inc.	2,900	127,104
Lion Corp.	10,300	134,579
LIXIL Group Corp.	13,700	313,595
M3, Inc.	21,430	823,910
Makita Corp.	11,400	426,627
Marubeni Corp.	78,700	809,819
Mazda Motor Corp. (b)	28,700	221,098
McDonald's Holdings Co. (Japan) Ltd.	4,200	183,416
Medipal Holdings Corp.	9,300	167,354
Meiji Holdings Co. Ltd.	5,900	368,052
Mercari, Inc. (b)	4,700	177,499
Minebea Mitsumi, Inc.	18,500	452,706
Misumi Group, Inc.	14,900	483,384
Mitsubishi Chemical Holdings Corp.	66,100	518,501
Mitsubishi Corp.	63,300	2,149,189
Mitsubishi Electric Corp.	93,500	1,170,938
Mitsubishi Estate Co. Ltd.	59,000	849,743
Mitsubishi Gas Chemical Co., Inc.	8,600	164,736
Mitsubishi Heavy Industries Ltd.	16,800	456,278
Mitsubishi UFJ Financial Group, Inc.	616,400	3,736,174
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,100	155,457
Mitsui & Co. Ltd.	78,400	1,954,934
Mitsui Chemicals, Inc.	9,900	264,772
Mitsui Fudosan Co. Ltd.	45,600	977,543
Miura Co. Ltd.	5,000	147,626
Mizuho Financial Group, Inc.	121,310	1,643,266
MonotaRO Co. Ltd.	12,700	208,671
MS&AD Insurance Group Holdings, Inc.	22,500	771,740
Murata Manufacturing Co. Ltd.	29,100	2,187,834
NEC Corp.	12,100	472,061
Nexon Co. Ltd.	24,700	465,635
NGK Insulators Ltd.	13,600	229,809
Nidec Corp.	22,800	2,020,761
Nihon M&A Center Holdings, Inc.	16,200	255,040
Nintendo Co. Ltd.	5,600	2,744,233
Nippon Building Fund, Inc.	73	422,753
Nippon Express Holdings, Inc.	3,800	225,202
Nippon Paint Holdings Co. Ltd.	41,100	328,694
Nippon Prologis REIT, Inc.	102	318,264
Nippon Sanso Holdings Corp.	7,000	139,012
Nippon Shinyaku Co. Ltd.	2,300	150,353
Nippon Steel & Sumitomo Metal Corp.	43,500	710,988
Nippon Telegraph & Telephone Corp.	65,000	1,860,153
Nippon Yusen KK	8,200	642,826
Nissan Chemical Corp.	6,400	347,253
Nissan Motor Co. Ltd. (b)	118,100	625,055
Nisshin Seifun Group, Inc.	11,500	161,485
Nissin Food Holdings Co. Ltd.	3,400	241,171
Nitori Holdings Co. Ltd.	4,000	573,051
Nitto Denko Corp.	7,040	548,132
Nomura Holdings, Inc.	157,400	695,322
Nomura Real Estate Holdings, Inc.	5,400	126,451
Nomura Real Estate Master Fund, Inc.	205	284,424
Nomura Research Institute Ltd.	16,700	584,598
NTT Data Corp.	31,100	596,210
Obayashi Corp.	33,100	268,181
OBIC Co. Ltd.	3,600	594,798
Odakyu Electric Railway Co. Ltd.	14,900	263,294
Oji Holdings Corp.	37,000	196,954
Olympus Corp.	56,200	1,257,590
OMRON Corp.	9,600	701,851
Ono Pharmaceutical Co. Ltd.	18,700	453,507
Open House Group Co. Ltd.	3,800	196,738
Oracle Corp. Japan	1,900	142,102
Oriental Land Co. Ltd.	10,200	1,775,651
ORIX Corp.	61,500	1,268,568
ORIX JREIT, Inc.	139	199,473
Osaka Gas Co. Ltd.	18,400	312,918
Otsuka Corp.	5,900	239,403
Otsuka Holdings Co. Ltd.	19,500	665,288
Pan Pacific International Holdings Ltd.	21,290	286,539
Panasonic Corp.	111,900	1,231,964
Persol Holdings Co. Ltd.	9,300	240,087
Pola Orbis Holdings, Inc.	5,800	86,445
Rakuten Group, Inc.	43,300	375,644
Recruit Holdings Co. Ltd.	68,800	3,400,688
Renesas Electronics Corp. (b)	62,900	721,892
Resona Holdings, Inc.	101,000	434,041
Ricoh Co. Ltd.	34,400	290,488
Rinnai Corp.	1,700	151,819
ROHM Co. Ltd.	4,500	379,067
Ryohin Keikaku Co. Ltd.	13,300	190,980
Santen Pharmaceutical Co. Ltd.	19,000	215,729
SBI Holdings, Inc. Japan	12,800	330,186
SCSK Corp.	6,800	115,066
Secom Co. Ltd.	10,800	760,472
Seiko Epson Corp.	14,600	227,417
Sekisui Chemical Co. Ltd.	19,000	332,196
Sekisui House Ltd.	30,100	609,831
Seven & i Holdings Co. Ltd.	38,300	1,947,886
SG Holdings Co. Ltd.	16,900	358,758
Sharp Corp.	9,900	110,050
Shimadzu Corp.	12,500	451,022
SHIMANO, Inc.	3,700	829,696
SHIMIZU Corp.	25,900	172,453
Shin-Etsu Chemical Co. Ltd.	17,900	2,994,838
Shionogi & Co. Ltd.	13,200	752,303
Shiseido Co. Ltd.	20,700	1,044,191
Shizuoka Bank Ltd.	21,300	167,364
SMC Corp.	2,900	1,617,508
SoftBank Corp.	144,500	1,811,433
SoftBank Group Corp.	61,100	2,706,702
Sohgo Security Services Co., Ltd.	4,200	152,324
Sompo Holdings, Inc.	16,200	758,054
Sony Group Corp.	63,800	7,137,209
Square Enix Holdings Co. Ltd.	4,500	220,671
Stanley Electric Co. Ltd.	7,400	172,970
Subaru Corp.	31,200	567,882
Sumco Corp.	17,000	313,414
Sumitomo Chemical Co. Ltd.	78,800	397,392
Sumitomo Corp.	55,700	860,867
Sumitomo Dainippon Pharma Co., Ltd.	8,300	90,339
Sumitomo Electric Industries Ltd.	37,800	501,171
Sumitomo Metal Mining Co. Ltd.	12,200	563,515
Sumitomo Mitsui Financial Group, Inc.	65,800	2,370,180
Sumitomo Mitsui Trust Holdings, Inc.	17,300	598,255
Sumitomo Realty & Development Co. Ltd.	15,200	470,291
Suntory Beverage & Food Ltd.	7,400	284,150
Suzuki Motor Corp.	18,700	796,137
Sysmex Corp.	8,600	818,642
T&D Holdings, Inc.	27,800	410,837
Taisei Corp.	9,700	317,976
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	88,402
Takeda Pharmaceutical Co. Ltd.	79,977	2,317,989
TDK Corp.	19,476	703,374
Terumo Corp.	33,000	1,204,627
TIS, Inc.	11,200	294,567
Tobu Railway Co. Ltd.	10,100	236,575
Toho Co. Ltd.	5,100	197,562
Tokio Marine Holdings, Inc.	31,700	1,891,656
Tokyo Century Corp.	1,700	83,894
Tokyo Electric Power Co., Inc. (b)	79,700	212,341
Tokyo Electron Ltd.	7,600	3,717,412
Tokyo Gas Co. Ltd.	18,500	373,547
Tokyu Corp.	25,700	341,497
Toppan, Inc.	13,000	247,287
Toray Industries, Inc.	70,400	444,915
Toshiba Corp.	20,800	861,329
Tosoh Corp.	14,200	222,180
Toto Ltd.	7,300	314,196
Toyo Suisan Kaisha Ltd.	4,700	192,572
Toyota Industries Corp.	7,400	577,264
Toyota Motor Corp.	535,700	10,587,135
Toyota Tsusho Corp.	10,700	433,922
Trend Micro, Inc.	7,100	376,673
Tsuruha Holdings, Inc.	2,100	169,143
Unicharm Corp.	20,100	776,735
USS Co. Ltd.	11,400	186,056
Welcia Holdings Co. Ltd.	5,100	137,740
West Japan Railway Co.	11,000	460,941
Yakult Honsha Co. Ltd.	6,500	329,560
Yamaha Corp.	7,000	318,886
Yamaha Motor Co. Ltd.	15,300	364,347
Yamato Holdings Co. Ltd.	15,100	321,543
Yaskawa Electric Corp.	11,900	498,257
Yokogawa Electric Corp.	13,000	213,011
Z Holdings Corp.	136,200	691,714
ZOZO, Inc.	5,700	151,890
TOTAL JAPAN		189,102,633
Korea (South) - 3.2%
Alteogen, Inc.	1,271	51,608
AMOREPACIFIC Corp.	1,455	189,737
AMOREPACIFIC Group, Inc.	3,259	112,130
BGF Retail Co. Ltd.	355	48,082
Celltrion Healthcare Co. Ltd. (b)	4,717	249,186
Celltrion Pharm, Inc. (b)	800	55,591
Celltrion, Inc. (b)	5,113	649,744
Cheil Worldwide, Inc.	3,156	58,101
CJ CheilJedang Corp.	385	111,656
CJ Corp.	649	43,374
CJ ENM Co. Ltd.	439	45,508
CJ Logistics Corp. (b)	432	41,945
Coway Co. Ltd.	2,558	147,351
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	25	420
Db Insurance Co. Ltd.	2,117	106,026
Doosan Bobcat, Inc. (b)	2,324	72,869
Doosan Heavy Industries & Construction Co. Ltd. (b)	17,620	264,935
Doosan Heavy Industries & Construction Co. Ltd. rights 2/11/22 (b)	1,814	2,558
Douzone Bizon Co. Ltd.	1,010	44,762
E-Mart, Inc.	1,144	127,311
Ecopro BM Co. Ltd.	557	158,240
F&F Co. Ltd. (b)	159	109,692
Green Cross Corp.	288	42,635
GS Engineering & Construction Corp.	2,999	99,789
GS Holdings Corp.	2,081	67,180
Hana Financial Group, Inc.	15,500	583,935
Hankook Tire Co. Ltd.	3,416	96,445
Hanmi Pharm Co. Ltd.	323	66,657
Hanon Systems	8,597	77,133
Hanwha Solutions Corp. (b)	5,772	157,505
HLB, Inc.	4,217	113,075
HMM Co. Ltd. (b)	13,572	252,649
Hotel Shilla Co.	1,862	112,919
HYBE Co. Ltd. (b)	845	171,052
Hyundai Engineering & Construction Co. Ltd.	3,632	130,052
Hyundai Glovis Co. Ltd.	1,029	140,759
Hyundai Heavy Industries Holdi	2,225	89,700
Hyundai Mobis	3,331	653,794
Hyundai Motor Co.	6,423	1,035,111
Hyundai Steel Co.	4,004	132,226
Iljin Materials Co. Ltd.	1,055	85,253
Industrial Bank of Korea	11,825	102,654
Kakao Corp.	15,528	1,121,460
Kakao Games Corp. (b)	1,469	82,542
KakaoBank Corp. (b)	4,804	166,872
Kangwon Land, Inc. (b)	4,290	90,189
KB Financial Group, Inc.	20,481	1,014,893
Kia Corp.	13,843	965,081
Korea Aerospace Industries Ltd.	3,531	106,145
Korea Electric Power Corp.	13,330	229,167
Korea Investment Holdings Co. Ltd.	1,920	117,717
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	1,813	122,546
Korea Zinc Co. Ltd.	469	199,475
Korean Air Lines Co. Ltd. (b)	8,018	193,588
KRAFTON, Inc. (b)	1,130	261,783
KT&G Corp.	6,375	411,742
Kumho Petro Chemical Co. Ltd.	846	105,011
L&F Co. Ltd.	1,174	173,487
LG Chemical Ltd.	2,142	1,148,085
LG Corp.	4,523	279,671
LG Display Co. Ltd. (b)	11,972	201,312
LG Electronics, Inc.	5,327	578,660
LG Household & Health Care Ltd.	509	413,988
LG Innotek Co. Ltd.	728	218,843
LG Uplus Corp.	10,269	111,882
Lotte Chemical Corp.	797	131,043
Lotte Shopping Co. Ltd.	534	35,887
Meritz Securities Co. Ltd.	13,906	70,861
Mirae Asset Securities Co. Ltd.	13,723	98,287
NAVER Corp.	6,149	1,623,978
NCSOFT Corp.	818	368,512
Netmarble Corp. (c)	1,298	120,165
NH Investment & Securities Co. Ltd.	7,084	67,915
Orion Corp./Republic of Korea	1,085	88,769
Pan Ocean Co., Ltd. (Korea)	12,396	51,733
Pearl Abyss Corp. (b)	1,429	113,988
POSCO	3,842	859,313
POSCO Chemtech Co. Ltd.	1,628	153,023
S-Oil Corp.	2,067	156,892
S1 Corp.	730	40,882
Samsung Biologics Co. Ltd. (b)(c)	859	531,716
Samsung C&T Corp.	4,320	390,767
Samsung Electro-Mechanics Co. Ltd.	2,927	445,247
Samsung Electronics Co. Ltd.	244,077	15,179,290
Samsung Engineering Co. Ltd. (b)	7,238	132,427
Samsung Fire & Marine Insurance Co. Ltd.	1,581	264,230
Samsung Heavy Industries Co. Ltd. (b)	29,282	127,259
Samsung Life Insurance Co. Ltd.	3,290	166,612
Samsung SDI Co. Ltd.	2,817	1,397,840
Samsung SDS Co. Ltd.	1,582	187,765
Samsung Securities Co. Ltd.	2,947	99,493
SD Biosensor, Inc.	1,672	85,495
Seegene, Inc.	1,688	77,251
Shin Poong Pharmaceutical Co.	1,418	28,693
Shinhan Financial Group Co. Ltd.	22,302	714,217
Shinsegae Co. Ltd.	3	589
SK Biopharmaceuticals Co. Ltd. (b)	1,295	82,656
SK Bioscience Co. Ltd. (b)	1,164	162,561
SK Chemicals Co. Ltd.	529	55,991
SK Hynix, Inc.	27,839	2,881,160
SK IE Technology Co. Ltd. (b)(c)	825	80,983
SK Innovation Co., Ltd. (b)	2,705	496,375
SK Square Co. Ltd. (b)	708	32,911
SK Telecom Co. Ltd.	1,096	52,157
SK, Inc.	2,236	413,870
SKC Co. Ltd.	961	115,679
Woori Financial Group, Inc.	29,371	361,283
Yuhan Corp.	2,447	115,998
TOTAL KOREA (SOUTH)		43,877,251
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	62,426	206,987
Boubyan Bank KSC	49,708	132,314
Kuwait Finance House KSCP	229,050	685,335
Mabanee Co. SAKC	28,988	78,980
Mobile Telecommunication Co.	102,444	202,655
National Bank of Kuwait	343,075	1,173,797
TOTAL KUWAIT		2,480,068
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	34,134	1,013,918
Aroundtown SA	51,560	318,462
Eurofins Scientific SA	6,669	669,587
InPost SA	9,132	74,136
Reinet Investments SCA	8,015	160,212
Tenaris SA	27,344	333,786
TOTAL LUXEMBOURG		2,570,101
Malaysia - 0.4%
AMMB Holdings Bhd (b)	83,300	65,057
Axiata Group Bhd	130,360	116,904
CIMB Group Holdings Bhd	356,338	443,887
Dialog Group Bhd	182,600	112,036
DiGi.com Bhd	144,900	131,737
Fraser & Neave Holdings Bhd	5,200	30,963
Genting Bhd	128,400	134,484
Genting Malaysia Bhd	197,200	129,115
Hap Seng Consolidated Bhd	27,900	51,117
Hartalega Holdings Bhd	79,900	113,258
Hong Leong Bank Bhd	37,000	171,798
Hong Leong Credit Bhd	10,100	44,078
IHH Healthcare Bhd	78,300	120,657
Inari Amertron Bhd	167,900	134,155
IOI Corp. Bhd	117,400	106,726
Kossan Rubber Industries Bhd	1,400	608
Kuala Lumpur Kepong Bhd	20,100	104,663
Malayan Banking Bhd	239,349	473,231
Malaysia Airports Holdings Bhd (b)	49,100	67,040
Maxis Bhd	110,800	112,019
MISC Bhd	78,200	130,522
Nestle (Malaysia) Bhd	3,300	104,274
Petronas Chemicals Group Bhd	126,900	271,961
Petronas Dagangan Bhd	13,900	64,546
Petronas Gas Bhd	36,600	148,713
PPB Group Bhd	29,640	113,468
Press Metal Bhd	168,100	247,949
Public Bank Bhd	737,300	742,686
QL Resources Bhd	50,900	60,365
RHB Bank Bhd	83,135	110,653
Sime Darby Bhd	126,400	64,959
Sime Darby Plantation Bhd	80,416	67,956
Supermax Corp. Bhd	1,702	481
Telekom Malaysia Bhd	58,700	71,131
Tenaga Nasional Bhd	125,800	275,963
Top Glove Corp. Bhd	248,300	126,541
Westports Holdings Bhd	46,400	42,953
TOTAL MALAYSIA		5,308,654
Mexico - 0.6%
Alfa SA de CV Series A	134,200	97,651
America Movil S.A.B. de CV Series L	1,751,200	1,647,799
Arca Continental S.A.B. de CV	28,200	166,797
Becle S.A.B. de CV	37,300	90,122
CEMEX S.A.B. de CV unit (b)	784,480	479,176
Coca-Cola FEMSA S.A.B. de CV unit	33,825	177,537
Fibra Uno Administracion SA de CV	181,000	186,019
Fomento Economico Mexicano S.A.B. de CV unit	99,100	745,604
Gruma S.A.B. de CV Series B	9,930	129,878
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	19,400	266,726
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	11,505	232,950
Grupo Bimbo S.A.B. de CV Series A	82,300	257,696
Grupo Carso SA de CV Series A1	20,800	58,171
Grupo Financiero Banorte S.A.B. de CV Series O	133,700	847,389
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	125,500	180,998
Grupo Mexico SA de CV Series B	160,100	687,573
Grupo Televisa SA de CV	111,900	228,053
Industrias Penoles SA de CV (b)	6,320	67,707
Kimberly-Clark de Mexico SA de CV Series A	72,300	104,447
Megacable Holdings S.A.B. de CV unit	15,100	48,635
Orbia Advance Corp. S.A.B. de CV	49,300	115,124
Promotora y Operadora de Infraestructura S.A.B. de CV	16,830	122,774
Telesites S.A.B. de C.V.	64,200	67,785
Wal-Mart de Mexico SA de CV Series V	266,000	904,462
TOTAL MEXICO		7,911,073
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	118,000	117,482
HKT Trust/HKT Ltd. unit	183,000	249,721
TOTAL MULTI-NATIONAL		367,203
Netherlands - 3.7%
ABN AMRO Group NV GDR (c)	21,269	341,348
Adyen BV (b)(c)	1,003	2,041,002
AEGON NV	92,539	522,058
Airbus Group NV (b)	29,936	3,822,623
Akzo Nobel NV	9,294	962,000
Argenx SE (b)	2,276	609,039
ASM International NV (Netherlands)	2,337	802,948
ASML Holding NV (Netherlands)	20,912	14,163,579
CNH Industrial NV	50,815	774,527
Davide Campari Milano NV	28,747	360,927
Euronext NV (c)	4,511	434,916
EXOR NV	5,750	482,143
Ferrari NV	6,369	1,467,880
Heineken Holding NV	5,656	495,873
Heineken NV (Bearer)	13,204	1,416,084
IMCD NV	2,896	498,170
ING Groep NV (Certificaten Van Aandelen)	195,596	2,892,690
JDE Peet's BV	4,498	134,689
Just Eat Takeaway.com NV (b)(c)	8,883	438,650
Koninklijke Ahold Delhaize NV	53,081	1,721,131
Koninklijke DSM NV	8,838	1,656,776
Koninklijke KPN NV	171,954	567,191
Koninklijke Philips Electronics NV	46,583	1,549,504
NN Group NV	13,242	741,050
Prosus NV	46,739	3,888,491
QIAGEN NV (Germany) (b)	11,416	564,319
Randstad NV	6,158	400,601
Stellantis NV (Italy)	102,636	1,981,785
STMicroelectronics NV (France)	34,719	1,632,514
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (b)	6,523	497,034
Universal Music Group NV	35,790	883,624
Wolters Kluwer NV	13,562	1,380,321
X5 Retail Group NV GDR	5,899	132,338
Yandex NV Class A (b)	15,310	723,451
TOTAL NETHERLANDS		50,981,276
New Zealand - 0.2%
Auckland International Airport Ltd. (b)	67,219	319,082
Fisher & Paykel Healthcare Corp.	29,086	535,140
Mercury Nz Ltd.	45,449	167,094
Meridian Energy Ltd.	68,710	198,061
Ryman Healthcare Group Ltd.	21,229	138,813
Spark New Zealand Ltd.	104,731	299,335
Xero Ltd. (b)	6,780	549,217
TOTAL NEW ZEALAND		2,206,742
Norway - 0.4%
Adevinta ASA Class B (b)	13,016	136,556
Aker BP ASA	6,479	224,492
DNB Bank ASA	45,734	1,088,478
Equinor ASA	49,329	1,359,893
Gjensidige Forsikring ASA	9,301	227,191
Mowi ASA	21,723	533,168
Norsk Hydro ASA	68,273	524,699
Orkla ASA	36,140	345,368
Schibsted ASA:
(A Shares)	3,362	99,598
(B Shares)	4,608	120,757
Telenor ASA	33,958	561,208
Yara International ASA	8,239	423,055
TOTAL NORWAY		5,644,463
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)(b)	9,929	80,425
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	90,150	112,210
AC Energy Corp.	353,800	66,347
Ayala Corp.	14,690	250,736
Ayala Land, Inc.	431,600	304,184
Bank of the Philippine Islands (BPI)	100,720	193,432
BDO Unibank, Inc.	108,570	288,022
Globe Telecom, Inc.	1,230	74,886
GT Capital Holdings, Inc.	4,317	48,321
International Container Terminal Services, Inc.	53,580	210,375
JG Summit Holdings, Inc.	138,361	168,982
Jollibee Food Corp.	19,960	94,645
Manila Electric Co.	9,910	65,132
Metro Pacific Investments Corp.	555,200	42,019
Metropolitan Bank & Trust Co.	80,113	92,628
Monde Nissin Corp. (c)	206,900	66,517
PLDT, Inc.	3,480	124,955
SM Investments Corp.	12,595	234,351
SM Prime Holdings, Inc.	534,100	368,667
Universal Robina Corp.	40,560	101,058
TOTAL PHILIPPINES		2,907,467
Poland - 0.2%
Allegro.eu SA (b)(c)	16,439	152,363
Bank Polska Kasa Opieki SA	9,623	320,651
CD Projekt RED SA	3,577	158,802
Cyfrowy Polsat SA	11,681	90,236
Dino Polska SA (b)(c)	2,486	191,522
KGHM Polska Miedz SA (Bearer)	7,685	265,096
LPP SA	55	215,129
mBank SA (b)	666	76,274
Orange Polska SA (b)	31,581	61,566
PGE Polska Grupa Energetyczna SA (b)	37,978	71,544
Polish Oil & Gas Co. SA	95,189	124,307
Polski Koncern Naftowy Orlen SA	16,183	282,838
Powszechna Kasa Oszczednosci Bank SA (b)	45,604	533,855
Powszechny Zaklad Ubezpieczen SA	31,535	280,777
Santander Bank Polska SA	1,919	164,885
TOTAL POLAND		2,989,845
Portugal - 0.1%
Energias de Portugal SA	142,413	729,028
Galp Energia SGPS SA Class B	25,782	284,280
Jeronimo Martins SGPS SA	14,161	340,304
TOTAL PORTUGAL		1,353,612
Qatar - 0.2%
Barwa Real Estate Co.	88,808	81,832
Industries Qatar QSC (b)	83,154	384,367
Masraf al Rayan	250,903	338,695
Mesaieed Petrochemical Holding Co.	207,246	138,600
Ooredoo QSC	40,364	80,595
Qatar Electricity & Water Co.	20,877	102,177
Qatar Fuel Co.	27,632	144,193
Qatar Gas Transport Co. Ltd. (Nakilat)	144,727	143,495
Qatar International Islamic Bank QSC	46,931	128,896
Qatar Islamic Bank (b)	57,374	308,852
Qatar National Bank SAQ (b)	231,875	1,390,868
The Commercial Bank of Qatar (b)	99,130	194,666
TOTAL QATAR		3,437,236
Russia - 0.8%
Alrosa Co. Ltd.	120,680	176,132
Gazprom OAO	601,730	2,599,910
Inter Rao Ues JSC	1,756,400	87,759
LUKOIL PJSC	21,149	1,877,629
Magnit OJSC GDR (Reg. S)	18,175	239,389
MMC Norilsk Nickel PJSC	2,499	700,892
MMC Norilsk Nickel PJSC sponsored ADR	6,705	189,538
Mobile TeleSystems OJSC sponsored ADR	21,752	166,185
Moscow Exchange MICEX-RTS OAO	72,930	136,597
Novatek PJSC GDR (Reg. S)	4,511	952,749
Novolipetsk Steel OJSC	71,070	195,647
PhosAgro OJSC GDR (Reg. S)	6,484	130,071
Polyus PJSC	1,749	273,651
Rosneft Oil Co. OJSC	55,210	409,180
Sberbank of Russia	551,355	1,900,092
Severstal PAO	7,553	146,675
Severstal PAO GDR (Reg. S)	2,375	46,831
Surgutneftegas OJSC	351,800	164,831
Tatneft PAO	71,609	458,594
VTB Bank OJSC	152,910,000	85,581
TOTAL RUSSIA		10,937,933
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Co.	3,079	86,989
Advanced Polypropylene Co.	4,829	96,402
Al Rajhi Bank	62,042	2,450,658
Alinma Bank	54,131	432,107
Almarai Co. Ltd.	11,783	154,201
Arab National Bank	31,069	229,380
Bank Al-Jazira	18,279	112,639
Bank Albilad (b)	18,560	275,044
Banque Saudi Fransi	30,557	425,952
Bupa Arabia for Cooperative Insurance Co. (b)	2,804	111,057
Dar Al Arkan Real Estate Development Co. (b)	25,752	70,696
Dr Sulaiman Al Habib Medical Services Group Co.	2,351	103,392
Emaar The Economic City (b)	18,873	64,890
Etihad Etisalat Co.	17,485	151,693
Jarir Marketing Co.	3,179	170,647
Mobile Telecommunications Co. Saudi Arabia (b)	20,333	72,511
Mouwasat Medical Services Co.	2,205	116,600
National Industrialization Co. (b)	15,152	91,593
National Petrochemical Co.	5,924	66,789
Rabigh Refining & Petrochemical Co. (b)	10,472	67,657
Riyad Bank	68,886	624,250
Sabic Agriculture-Nutrients Co.	10,803	486,609
Sahara International Petrochemical Co.	18,650	213,745
Saudi Arabian Mining Co. (b)	22,036	539,755
Saudi Arabian Oil Co.	109,616	1,091,222
Saudi Basic Industries Corp.	45,826	1,521,874
Saudi Cement Co.	5,761	85,987
Saudi Electricity Co.	42,608	298,105
Saudi Industrial Investment Group	10,085	91,391
Saudi Kayan Petrochemical Co. (b)	33,940	177,303
Saudi Telecom Co.	30,738	961,817
The Co. for Cooperative Insurance	2,761	57,105
The Saudi British Bank	41,283	441,229
The Saudi National Bank	111,123	2,185,793
The Savola Group	12,237	111,219
Yanbu National Petrochemical Co.	13,426	242,619
TOTAL SAUDI ARABIA		14,480,920
Singapore - 0.7%
Ascendas Real Estate Investment Trust	185,358	380,140
BOC Aviation Ltd. Class A (c)	9,600	80,709
CapitaLand Investment Ltd. (b)	130,945	335,988
CapitaMall Trust	266,723	384,534
City Developments Ltd.	20,600	108,211
DBS Group Holdings Ltd.	91,226	2,396,222
Genting Singapore Ltd.	341,600	186,665
Keppel Corp. Ltd.	68,500	288,811
Mapletree Commercial Trust	103,100	138,001
Mapletree Logistics Trust (REIT)	148,127	186,421
Oversea-Chinese Banking Corp. Ltd.	169,452	1,577,305
Singapore Airlines Ltd. (b)	63,200	235,743
Singapore Exchange Ltd.	38,200	264,412
Singapore Technologies Engineering Ltd.	81,000	225,136
Singapore Telecommunications Ltd.	429,700	779,143
United Overseas Bank Ltd.	58,603	1,309,699
UOL Group Ltd.	24,800	134,490
Venture Corp. Ltd.	17,600	230,591
Wilmar International Ltd.	92,800	295,214
TOTAL SINGAPORE		9,537,435
South Africa - 1.0%
Absa Group Ltd.	37,386	414,321
African Rainbow Minerals Ltd.	5,104	76,003
Anglo American Platinum Ltd.	2,664	322,782
AngloGold Ashanti Ltd.	20,938	392,523
Aspen Pharmacare Holdings Ltd.	19,458	262,139
Bid Corp. Ltd.	17,030	368,063
Bidvest Group Ltd./The	13,077	160,334
Capitec Bank Holdings Ltd.	4,007	527,505
Clicks Group Ltd.	12,636	241,980
Discovery Ltd. (b)	19,986	201,972
Exxaro Resources Ltd.	11,224	121,421
FirstRand Ltd.	256,202	1,032,776
Gold Fields Ltd.	44,238	474,053
Growthpoint Properties Ltd.	158,672	151,975
Harmony Gold Mining Co. Ltd.	24,814	90,632
Impala Platinum Holdings Ltd.	42,160	649,975
Kumba Iron Ore Ltd.	2,971	105,997
Mr Price Group Ltd.	13,961	185,604
MTN Group Ltd. (b)	84,234	1,059,321
MultiChoice Group Ltd.	17,364	142,412
Naspers Ltd. Class N	10,750	1,737,718
Nedbank Group Ltd.	27,276	339,432
Northam Platinum Holdings Ltd. (b)	17,904	238,549
Old Mutual Ltd.	268,503	241,954
Pepkor Holdings Ltd. (c)	57,759	85,165
Rand Merchant Insurance Holdings Ltd.	35,218	111,266
Remgro Ltd.	24,334	210,107
Sanlam Ltd.	95,255	391,361
Sasol Ltd. (b)	28,399	639,330
Shoprite Holdings Ltd.	25,492	348,779
Sibanye Stillwater Ltd.	140,336	523,085
Spar Group Ltd./The	8,953	97,908
Standard Bank Group Ltd.	65,053	634,930
Tiger Brands Ltd.	7,533	90,631
Vodacom Group Ltd.	29,801	286,052
Woolworths Holdings Ltd.	45,958	158,785
TOTAL SOUTH AFRICA		13,116,840
Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	13,280	335,275
ACS Actividades de Construccion y Servicios SA rights (b)	11,521	5,770
Aena SME SA (b)(c)	3,803	614,498
Amadeus IT Holding SA Class A (b)	22,861	1,571,928
Banco Bilbao Vizcaya Argentaria SA	337,820	2,156,856
Banco Santander SA (Spain)	879,770	3,085,005
CaixaBank SA	221,307	712,029
Cellnex Telecom SA (c)	26,068	1,182,069
EDP Renovaveis SA	14,757	310,214
Enagas SA	12,824	277,281
Endesa SA	16,146	361,486
Ferrovial SA	24,374	677,318
Grifols SA	15,419	271,904
Iberdrola SA	290,152	3,326,612
Iberdrola SA (b)	4,686	53,487
Industria de Diseno Textil SA	55,586	1,685,890
Naturgy Energy Group SA	9,633	305,003
Red Electrica Corporacion SA	22,134	446,182
Repsol SA	74,783	950,313
Siemens Gamesa Renewable Energy SA (b)	12,220	264,415
Telefonica SA	269,769	1,257,547
TOTAL SPAIN		19,851,082
Sweden - 2.1%
Alfa Laval AB	16,068	542,796
ASSA ABLOY AB (B Shares)	50,970	1,395,666
Atlas Copco AB:
(A Shares)	34,651	2,050,857
(B Shares)	18,890	966,088
Boliden AB	13,673	553,655
Electrolux AB (B Shares)	11,319	235,517
Embracer Group AB (b)	26,702	267,910
Epiroc AB:
(A Shares)	33,534	715,586
(B Shares)	19,317	349,616
EQT AB	14,761	578,433
Ericsson (B Shares)	147,552	1,842,349
Essity AB (B Shares)	30,771	867,447
Evolution AB (c)	8,732	1,086,411
Fastighets AB Balder (b)	5,194	344,097
Getinge AB (B Shares)	11,552	451,632
H&M Hennes & Mauritz AB (B Shares)	37,435	745,363
Hexagon AB (B Shares)	100,652	1,357,601
Husqvarna AB (B Shares)	21,032	292,428
Industrivarden AB:
(A Shares)	7,399	233,897
(C Shares)	7,231	224,599
Investor AB:
(A Shares)	28,221	642,008
(B Shares)	88,386	1,919,031
Kinnevik AB (B Shares) (b)	12,229	365,508
L E Lundbergforetagen AB	4,172	213,175
Latour Investment AB (B Shares)	7,771	241,787
Lifco AB	11,711	274,509
Lundin Petroleum AB	9,997	406,557
Nibe Industrier AB (B Shares)	73,353	697,188
Sagax AB	8,325	243,008
Sandvik AB	57,038	1,502,070
Securitas AB (B Shares)	16,507	199,376
Sinch AB (b)(c)	24,441	251,276
Skandinaviska Enskilda Banken AB (A Shares)	82,211	1,062,729
Skanska AB (B Shares)	16,781	410,847
SKF AB (B Shares)	19,040	417,397
Svenska Cellulosa AB SCA (B Shares)	30,166	525,300
Svenska Handelsbanken AB (A Shares)	73,090	778,961
Swedbank AB (A Shares)	45,145	883,858
Swedish Match Co. AB	77,561	600,111
Tele2 AB (B Shares)	25,658	373,326
Telia Co. AB	135,464	533,918
Volvo AB:
(A Shares)	14,010	320,464
(B Shares)	67,866	1,531,493
TOTAL SWEDEN		29,495,845
Switzerland - 6.3%
ABB Ltd. (Reg.)	83,739	2,903,382
Adecco SA (Reg.)	7,864	374,588
Alcon, Inc. (Switzerland)	25,437	1,961,412
Bachem Holding AG (B Shares)	330	196,849
Baloise Holdings AG	2,428	425,329
Barry Callebaut AG	185	424,691
Clariant AG (Reg.)	11,185	237,067
Coca-Cola HBC AG	10,106	334,717
Compagnie Financiere Richemont SA Series A	26,445	3,843,354
Credit Suisse Group AG	135,139	1,284,553
Ems-Chemie Holding AG	377	381,329
Geberit AG (Reg.)	1,873	1,272,574
Givaudan SA	471	1,951,319
Holcim Ltd.	26,731	1,448,855
Julius Baer Group Ltd.	11,100	725,382
Kuehne & Nagel International AG	2,820	796,332
Lindt & Spruengli AG	6	691,416
Lindt & Spruengli AG (participation certificate)	48	557,057
Logitech International SA (Reg.)	9,034	759,123
Lonza Group AG	3,801	2,620,569
Nestle SA (Reg. S)	142,245	18,369,288
Novartis AG	110,842	9,631,012
Partners Group Holding AG	1,163	1,621,453
Roche Holding AG:
(Bearer)	1,645	677,405
(participation certificate)	35,524	13,747,766
Schindler Holding AG:
(participation certificate)	2,083	522,800
(Reg.)	1,002	251,375
SGS SA (Reg.)	316	901,097
Siemens Energy AG	21,045	473,362
Sika AG	7,207	2,521,544
Sonova Holding AG	2,758	982,510
Straumann Holding AG	520	861,684
Swatch Group AG (Bearer)	1,525	444,876
Swatch Group AG (Bearer) (Reg.)	2,494	140,001
Swiss Life Holding AG	1,606	1,033,638
Swiss Prime Site AG	3,841	379,785
Swiss Re Ltd.	15,337	1,671,087
Swisscom AG	1,322	755,623
Temenos Group AG	3,337	399,989
UBS Group AG	177,767	3,297,499
VAT Group AG (c)	1,392	567,668
Vifor Pharma AG	2,428	430,113
Zurich Insurance Group Ltd.	7,572	3,621,751
TOTAL SWITZERLAND		86,493,224
Taiwan - 4.5%
Accton Technology Corp.	27,000	260,936
Acer, Inc.	184,000	190,974
Advantech Co. Ltd.	20,798	288,495
ASE Technology Holding Co. Ltd.	167,500	610,533
Asia Cement Corp.	117,000	187,603
ASMedia Technology, Inc.	1,000	57,706
ASUSTeK Computer, Inc.	37,000	484,102
AU Optronics Corp.	415,000	308,767
Catcher Technology Co. Ltd.	36,000	203,014
Cathay Financial Holding Co. Ltd.	399,436	927,244
Chang Hwa Commercial Bank	187,549	120,140
Cheng Shin Rubber Industry Co. Ltd.	82,000	103,168
China Development Financial Ho	775,313	517,598
China Steel Corp.	599,000	733,642
Chunghwa Telecom Co. Ltd.	193,000	820,904
Compal Electronics, Inc.	225,000	205,922
CTBC Financial Holding Co. Ltd.	937,000	942,721
Delta Electronics, Inc.	99,000	977,452
E.SUN Financial Holdings Co. Ltd.	605,471	637,212
ECLAT Textile Co. Ltd.	10,000	222,020
eMemory Technology, Inc.	3,000	175,279
Evergreen Marine Corp. (Taiwan)	127,358	540,774
Far Eastern New Century Corp.	132,000	138,389
Far EasTone Telecommunications Co. Ltd.	73,000	171,237
Feng Tay Enterprise Co. Ltd.	20,200	165,795
First Financial Holding Co. Ltd.	522,209	475,910
Formosa Chemicals & Fibre Corp.	181,000	519,260
Formosa Petrochemical Corp.	58,000	202,579
Formosa Plastics Corp.	190,000	729,126
Foxconn Technology Co. Ltd.	51,000	112,435
Fubon Financial Holding Co. Ltd.	377,259	1,041,876
Giant Manufacturing Co. Ltd.	15,000	173,872
GlobalWafers Co. Ltd.	12,000	342,740
HIWIN Technologies Corp.	12,946	125,446
Hon Hai Precision Industry Co. Ltd. (Foxconn)	630,800	2,360,383
Hotai Motor Co. Ltd.	16,000	350,677
Hua Nan Financial Holdings Co. Ltd.	413,700	328,058
Innolux Corp.	480,000	301,732
Inventec Corp.	153,000	140,451
Largan Precision Co. Ltd.	5,000	370,816
Lite-On Technology Corp.	111,000	256,569
MediaTek, Inc.	77,000	3,060,799
Mega Financial Holding Co. Ltd.	545,000	729,994
Micro-Star International Co. Ltd.	36,000	201,521
momo.com, Inc.	2,000	81,791
Nan Ya Plastics Corp.	259,000	818,504
Nan Ya Printed Circuit Board Corp.	11,000	193,317
Nanya Technology Corp.	66,000	175,469
Nien Made Enterprise Co. Ltd.	7,000	98,813
Novatek Microelectronics Corp.	29,000	510,405
Oneness Biotech Co. Ltd. (b)	11,000	95,825
Pegatron Corp.	111,000	279,241
Pou Chen Corp.	109,000	126,824
President Chain Store Corp.	31,000	296,319
Quanta Computer, Inc.	141,000	477,619
Realtek Semiconductor Corp.	23,000	446,556
Ruentex Development Co. Ltd.	52,500	122,344
Shin Kong Financial Holding Co. Ltd.	626,393	252,705
Sinopac Holdings Co.	510,100	305,442
Synnex Technology International Corp.	73,000	179,918
Taishin Financial Holdings Co. Ltd.	512,463	366,770
Taiwan Cement Corp.	260,535	443,450
Taiwan Cooperative Financial Holding Co. Ltd.	464,259	445,791
Taiwan High Speed Rail Corp.	88,000	90,721
Taiwan Mobile Co. Ltd.	85,000	305,766
Taiwan Semiconductor Manufacturing Co. Ltd.	1,247,000	28,855,964
The Shanghai Commercial & Savings Bank Ltd.	183,899	310,501
Unified-President Enterprises Corp.	238,000	583,793
Unimicron Technology Corp.	59,000	442,658
United Microelectronics Corp.	598,000	1,250,390
Vanguard International Semiconductor Corp.	47,000	226,903
Voltronic Power Technology Corp.	3,000	154,728
Wan Hai Lines Ltd.	32,300	177,202
Win Semiconductors Corp.	18,000	223,166
Winbond Electronics Corp.	164,000	183,187
Wistron Corp.	155,763	177,191
Wiwynn Corp.	3,629	133,139
WPG Holding Co. Ltd.	81,400	160,603
Yageo Corp.	22,396	381,992
Yang Ming Marine Transport Corp. (b)	89,000	329,909
Yuanta Financial Holding Co. Ltd.	492,080	452,791
TOTAL TAIWAN		61,973,578
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	29,400	195,174
Advanced Information Service PCL NVDR	35,000	232,349
Airports of Thailand PCL:
(For. Reg.)	171,900	330,908
NVDR	26,900	51,783
Asset World Corp. PCL:
(For. Reg.) (b)	326,600	48,419
NVDR (b)	71,400	10,585
B. Grimm Power PCL:
(For. Reg.)	25,000	26,790
NVDR	14,900	15,967
Bangkok Commercial Asset Management PCL:
(For. Reg.)	50,700	31,221
NVDR	69,700	42,922
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	197,162
NVDR	179,200	120,946
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	38,293
NVDR	199,500	49,319
Berli Jucker PCL:
unit	27,900	26,794
(For. Reg.)	20,600	19,783
BTS Group Holdings PCL:
(For. Reg.)	53,600	14,935
NVDR	319,700	88,654
Bumrungrad Hospital PCL:
NVDR	11,900	50,656
(For. Reg.)	10,800	45,973
Carabao Group PCL NVDR	13,000	39,884
Central Pattana PCL:
(For. Reg.)	74,500	122,371
NVDR	19,400	31,866
Central Retail Corp. PCL:
(For. Reg.)	66,617	68,373
NVDR	14,600	14,985
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	83,863
(NVDR)	66,400	50,577
CP ALL PCL:
(For. Reg.)	143,900	272,629
NVDR	154,800	293,280
Delta Electronics PCL:
(For. Reg.)	10,100	106,921
NVDR	14,300	151,383
Electricity Generating PCL:
(For. Reg.)	6,900	35,353
NVDR	5,600	28,692
Energy Absolute PCL:
(For. Reg.)	54,700	147,433
NVDR	25,500	68,730
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	57,045
NVDR	14,000	33,135
Gulf Energy Development PCL:
(For. Reg.)	68,700	101,897
NVDR	82,000	121,624
Home Product Center PCL:
(For. Reg.)	208,400	88,885
NVDR	61,500	26,230
Indorama Ventures PCL:
(For. Reg.)	76,800	110,583
NVDR	77,000	110,871
Intouch Holdings PCL:
(For. Reg.)	22,700	52,549
NVDR	27,800	64,355
Krung Thai Bank PCL:
(For. Reg.)	95,600	40,495
NVDR	65,000	27,533
Krungthai Card PCL:
(For. Reg.)	31,000	56,297
NVDR	3,500	6,356
Land & House PCL:
NVDR	156,100	46,085
(For. Reg.)	249,000	73,511
Minor International PCL:
unit (b)	47,441	43,826
warrants 2/15/24 (b)	671	67
(For. Reg.) (b)	98,681	91,161
Muangthai Leasing PCL:
(For. Reg.)	23,700	40,291
NVDR	12,100	20,570
Osotspa PCL:
(For. Reg.)	17,500	17,013
NVDR	37,400	36,359
PTT Exploration and Production PCL:
(For. Reg.)	33,000	129,441
NVDR	37,300	146,308
PTT Global Chemical PCL:
(For. Reg.)	29,000	49,704
NVDR	75,000	128,544
PTT Oil & Retail Business PCL NVDR	131,600	97,876
PTT PCL:
(For. Reg.)	314,700	371,318
NVDR	233,100	275,037
Ratchaburi Electric Generating Holding PCL:
unit	24,000	32,158
(For. Reg.)	15,300	20,501
SCG Packaging PCL NVDR	59,400	111,708
Siam Cement PCL:
(For. Reg.)	25,900	300,673
NVDR	12,700	147,434
Siam Commercial Bank PCL:
(For. Reg.)	31,600	120,049
(NVDR)	14,700	55,846
Sri Trang Gloves Thailand PCL:
(For. Reg.)	23,800	20,904
NVDR	18,600	16,337
Srisawad Corp. PCL:
warrants 8/29/25 (b)	712	218
(For. Reg.)	23,500	42,882
NVDR	8,100	14,742
Thai Oil PCL:
(For. Reg.)	20,400	32,492
NVDR	27,300	43,482
Thai Union Frozen Products PCL:
(For. Reg.)	95,300	59,901
NVDR	27,100	17,034
True Corp. PCL:
(For. Reg.)	174,800	25,433
NVDR	343,900	50,038
TOTAL THAILAND		6,731,771
Turkey - 0.1%
Akbank TAS	140,464	84,783
Aselsan A/S	34,414	55,805
Bim Birlesik Magazalar A/S JSC	27,928	147,500
Eregli Demir ve Celik Fabrikalari T.A.S.	77,834	159,405
Ford Otomotiv Sanayi A/S	3,258	60,658
Koc Holding A/S	34,802	84,809
Turk Sise ve Cam Fabrikalari A/S	60,592	62,774
Turkcell Iletisim Hizmet A/S	55,824	78,328
Turkiye Garanti Bankasi A/S	106,495	95,220
Turkiye Is Bankasi A/S Series C	66,060	41,411
Turkiye Petrol Rafinerileri A/S (b)	5,845	75,124
TOTAL TURKEY		945,817
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	141,167	344,361
Abu Dhabi National Oil Co. for Distribution PJSC	140,531	158,014
Aldar Properties PJSC (b)	187,461	210,782
Dubai Islamic Bank Pakistan Ltd. (b)	163,693	245,113
Emaar Properties PJSC (b)	211,278	279,553
Emirates NBD Bank PJSC	129,346	470,119
Emirates Telecommunications Corp.	177,115	1,596,087
First Abu Dhabi Bank PJSC	218,575	1,190,155
TOTAL UNITED ARAB EMIRATES		4,494,184
United Kingdom - 8.6%
3i Group PLC	50,233	935,530
Abrdn PLC	113,064	369,763
Admiral Group PLC	9,811	417,171
Anglo American PLC (United Kingdom)	65,351	2,881,032
Antofagasta PLC	20,833	378,980
Ashtead Group PLC	22,717	1,624,902
Associated British Foods PLC	17,666	466,311
AstraZeneca PLC (United Kingdom)	78,416	9,121,979
Auto Trader Group PLC (c)	48,274	437,442
Aveva Group PLC	6,193	245,750
Aviva PLC	197,721	1,167,345
BAE Systems PLC	160,866	1,258,899
Barclays PLC	857,692	2,301,034
Barratt Developments PLC	50,544	420,377
Berkeley Group Holdings PLC	5,674	323,815
BP PLC	993,825	5,151,913
BP PLC sponsored ADR	4,259	131,688
British American Tobacco PLC (United Kingdom)	109,041	4,655,506
British Land Co. PLC	46,811	350,031
BT Group PLC	445,323	1,179,515
Bunzl PLC	16,928	634,072
Burberry Group PLC	20,711	525,417
Compass Group PLC	90,907	2,066,103
Croda International PLC	6,971	752,855
Diageo PLC	118,404	5,974,831
Evraz PLC	27,078	183,958
GlaxoSmithKline PLC	254,270	5,674,291
Halma PLC	19,622	665,062
Hargreaves Lansdown PLC	18,142	329,381
Hikma Pharmaceuticals PLC	9,046	254,131
HSBC Holdings PLC (United Kingdom)	1,031,555	7,341,933
Imperial Brands PLC	46,233	1,096,178
Informa PLC (b)	76,698	580,172
InterContinental Hotel Group PLC (b)	9,553	631,200
Intertek Group PLC	8,345	605,601
J Sainsbury PLC	90,871	357,082
JD Sports Fashion PLC	129,173	331,221
Johnson Matthey PLC	10,024	264,721
Kingfisher PLC	110,194	494,149
Land Securities Group PLC	35,379	379,986
Legal & General Group PLC	304,143	1,189,187
Lloyds Banking Group PLC	3,597,734	2,496,727
London Stock Exchange Group PLC	16,681	1,633,294
M&G PLC	130,917	383,157
Melrose Industries PLC	219,093	446,296
Mondi PLC	3,634	90,909
Mondi PLC	21,037	526,329
National Grid PLC	181,512	2,656,053
NatWest Group PLC	291,252	957,282
Next PLC	6,660	678,559
NMC Health PLC (b)	2,259	45
Ocado Group PLC (b)	25,363	516,786
Pearson PLC	37,670	314,524
Persimmon PLC	15,946	519,513
Phoenix Group Holdings PLC	34,732	310,935
Prudential PLC (b)	132,657	2,236,031
Reckitt Benckiser Group PLC	35,968	2,914,206
RELX PLC (London Stock Exchange)	97,913	3,011,843
Rentokil Initial PLC	93,027	651,444
Rio Tinto PLC	56,752	4,000,187
Rolls-Royce Holdings PLC (b)	428,063	670,981
Sage Group PLC	54,513	532,700
Schroders PLC	6,384	292,712
Segro PLC	61,635	1,086,611
Severn Trent PLC	12,777	496,058
Shell PLC	393,243	10,101,914
Smith & Nephew PLC	45,521	774,175
Smiths Group PLC	19,819	417,737
Spirax-Sarco Engineering PLC	3,687	664,603
SSE PLC	53,302	1,146,848
St. James's Place PLC	28,204	582,199
Standard Chartered PLC (United Kingdom)	133,698	973,690
Taylor Wimpey PLC	184,333	378,170
Tesco PLC	392,505	1,576,565
Unilever PLC	131,430	6,739,979
United Utilities Group PLC	34,784	501,790
Vodafone Group PLC	1,224,693	2,150,398
Vodafone Group PLC sponsored ADR	18,421	322,552
Whitbread PLC (b)	11,096	456,574
TOTAL UNITED KINGDOM		118,360,890
United States of America - 0.2%
360 DigiTech, Inc. ADR	3,962	78,408
Coca-Cola European Partners PLC	10,513	600,818
Dada Nexus Ltd. ADR (b)	2,589	28,272
DiDi Global, Inc. ADR	14,258	51,471
Fiverr International Ltd. (b)	1,329	113,377
Legend Biotech Corp. ADR (b)	2,173	92,657
Li Auto, Inc. ADR (b)	27,624	720,710
NICE Systems Ltd. sponsored ADR (b)	278	71,185
Southern Copper Corp.	4,327	276,452
Yum China Holdings, Inc.	21,121	1,017,399
TOTAL UNITED STATES OF AMERICA		3,050,749
TOTAL COMMON STOCKS (Cost $1,218,066,176)		1,324,517,689

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	8,800	48,192
Banco Bradesco SA (PN)	238,214	1,022,821
Braskem SA (PN-A)	9,000	83,337
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	10,155	65,939
Companhia Energetica de Minas Gerais (CEMIG) (PN)	46,885	115,930
Gerdau SA	58,700	307,755
Itau Unibanco Holding SA	245,350	1,170,358
Itausa-Investimentos Itau SA (PN)	231,274	443,811
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	228,100	1,389,623
TOTAL BRAZIL		4,647,766
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (b)	7,084	377,766
Colombia - 0.0%
Bancolombia SA (PN)	20,820	185,850
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,043	349,906
Fuchs Petrolub AG	3,921	169,447
Henkel AG & Co. KGaA	9,429	771,183
Porsche Automobil Holding SE (Germany)	7,633	714,823
Sartorius AG (non-vtg.)	1,313	708,859
Volkswagen AG	9,229	1,922,143
TOTAL GERMANY		4,636,361
Korea (South) - 0.2%
AMOREPACIFIC Corp.	600	35,551
Hyundai Motor Co.	1,106	87,549
Hyundai Motor Co. Series 2	2,956	240,347
LG Chemical Ltd.	716	181,732
LG Household & Health Care Ltd.	89	40,793
Samsung Electronics Co. Ltd.	39,843	2,240,754
TOTAL KOREA (SOUTH)		2,826,726
Russia - 0.0%
Surgutneftegas OJSC	352,900	170,326
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,650,743)		12,844,795

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	28,498,023	28,503,722
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	6,864,124	6,864,810
TOTAL MONEY MARKET FUNDS (Cost $35,368,532)		35,368,532

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,266,085,451)	1,372,731,016
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(1,318,193)
NET ASSETS - 100.0%	1,371,412,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	193	Mar 2022	21,570,645	(107,074)	(107,074)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	164	Mar 2022	10,043,360	168,357	168,357
TME S&P/TSX 60 Index Contracts (Canada)	13	Mar 2022	2,611,761	52,882	52,882

TOTAL FUTURES CONTRACTS					114,165
The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,266,027 or 2.5% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,270,134 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	35,973,953	117,493,349	124,963,580	8,616	-	-	28,503,722	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	6,771,783	13,403,708	13,310,681	11,117	-	-	6,864,810	0.0%
Total	42,745,736	130,897,057	138,274,261	19,733	-	-	35,368,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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